As filed with the Securities and Exchange Commission on December 29, 2005

1933 Act Registration No. 333-84639

1940 Act Registration No. 811-09521

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 40	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 43	☒

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

John M. Loder

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☒	on February 28, 2006 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to Systematic Value Fund and Essex Small/Micro Cap Growth Fund, each a series of Managers AMG Funds (the “Trust”). The Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

ESSEX SMALL/MICRO CAP GROWTH FUND

PROSPECTUS

[dated February 28, 2006]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUBJECT TO COMPLETION

Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

KEY INFORMATION

This Prospectus contains important information for anyone interested in investing in the Essex Small/Micro Cap Growth Fund (the “Fund”), a series of Managers AMG Funds. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

Summary of the Goal, Principal Strategies and Principal Risk Factors of the Fund

The following is a summary of the goal, principal strategies and principal risk factors of the Fund.

Goal	Principal Strategies	Principal Risk Factors
Long-term capital appreciation	Primarily invests in common and preferred stocks of small capitalization U.S. companies	Market Risk Management Risk Sector Risk
	Invests at least 80% of its assets in securities of	Small Capitalization Stock Risk
small capitalization companies

Ordinarily chooses investments in companies that are exhibiting accelerated growth in earnings and believed to be undervalued relative to each company’s future growth potential

All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund. The following is a discussion of the principal risk factors of the Fund.

Market Risk

Market Risk is the risk that market prices of securities held by a Fund may fall rapidly due to changing economic, political or market conditions, or due to the financial condition of the issuer.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar objectives. The success of the Fund’s investment strategy depends significantly on the skill of Essex Investment Management Company, LLC (“Essex”), the Fund’s Subadvisor, in assessing the potential of the securities in which the Fund invests. Essex will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

Sector Risk

Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities in all companies of a particular sector of the market to decrease. To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.

Small Capitalization Stock Risk

Small capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. For these and other reasons, the Fund may underperform other stock funds (such as medium- and large-company stock funds) when stocks of small capitalization companies are out of favor.

In addition to the investment strategies described in this Prospectus, the Fund may also make other types of investments, and therefore may be subject to other risks. Some of these risks are described in the Fund’s Statement of Additional Information (“SAI”).

PERFORMANCE SUMMARY

The following table shows the Fund’s annual returns for the periods indicated. The table assumes that dividends and capital gain distributions have been reinvested for the Fund and the index. The information in the following table is for the Class A shares of the Fund. The information in the following table does not reflect the impact of sales charges. If it did, performance would be less than that shown. As always, past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

Average Annual Total Returns as of 12/31/05(1)

(Class A)

[Best Quarter:         % (     Quarter 200  )]

[Worst Quarter: -        % (     Quarter 200  )]

[to be filed by amendment]

(1)	Includes performance of the Fund’s predecessor, a 401(k) plan trust (the “Predecessor Account”) for periods prior to the Fund’s inception on June 25, 2002.

The following table illustrates the risks of investing in the Fund by showing how the Fund’s performance compares to that of a broadly based securities market index. Again, the table assumes that dividends and capital gain distributions have been reinvested for both the Fund and the index. As always, past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

Average Annual Total Returns as of 12/31/05 (1)(2)

Essex Small/Micro Cap Growth Fund	1 Year		Since Inception(3)
Class A - Return Before Taxes(4)	[ ]	%	[ ]	%
Class A - Return After Taxes on Distributions(4)	[ ]	%	[ ]	%
Class A - Return After Taxes on Distributions and Sale of Fund Shares(4)	[ ]	%	[ ]	%
Class C - Return Before Taxes(5)	[ ]	%	[ ]	%
Russell 2000 Index(6)	[ ]	%	[ ]	%

[to be filed by amendment]

(1)	Includes performance of the Predecessor Account for periods prior to the Fund’s inception on June 25, 2002.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(3)	Since the Predecessor Account’s inception on September 28, 2000.
(4)	Prior to February 28, 2006, the Fund had a single share class, which did not carry an up-front sales charge. On February 28, 2006, the existing shares were redesignated as Class A shares. Class A shares have an up-front sales charge. Performance for Class A shares above is based on the performance of the Fund’s class in existence prior to February 28, 2006 adjusted to reflect the sales charge applicable to Class A shares.
(5)	Performance for Class C shares show above is based on the performance of Class A shares adjusted to reflect the expenses and applicable sales charges of Class C shares. The inception date of Class C shares is February 28, 2006.
(6)	The Russell 2000 Index is a market-capitalization weighted index of 2000 U.S. common stocks. Reflects no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75	%(1)	None
Maximum Deferred Sales Charge (Load)	None		1.00	%(2)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None		None
Redemption Fee (as a percentage of the amount redeemed, if applicable)	None		None
Exchange Fee	None		None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Class A		Class C
Management Fee	1.00%		1.00%
Distribution (12b-1) Fees	0.25%		1.00%
Other Expenses	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%
Fee Waiver and Reimbursement(3)	[	]%	[	]%
Net Annual Fund Operating Expenses	[	]%	[	]%

(1)	The initial sales charge that applies to the sale of Class A shares of the Fund varies according to the amount you invest, with a maximum of 5.75%. See “Your Account – Share Class Sales Charges – Class A Shares” for further information.
(2)	The 1.00% contingent-deferred sales charge applies only if you sell Class C shares of the Fund within one year of purchase.
(3)	[Managers Investment Group LLC (the “Investment Manager”) has contractually agreed through [ , 200 ] to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to [ ]% for Class A shares and [ ]% for Class C shares, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund’s Total Annual Fund Operating Expenses do not exceed the contractual expense limitation amount.]

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. For Class A shares, the example includes the Maximum Sales Charge (Load). Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C	$	[ ]	$	[ ]	$	[ ]	$	[ ]

The figures shown above for Class A shares would be the same whether you sold your shares at the end of a period or kept them. For Class C, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C	$	[ ]	$	[ ]	$	[ ]	$	[ ]

The Example reflects the impact of the Fund’s contractual expense limitation through [                        , 200  ]. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

[to be filed by amendment]

ESSEX SMALL/MICRO CAP GROWTH FUND

Objective

The Fund’s investment objective is to achieve long-term capital appreciation. The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies

The Fund invests at least 80% of its assets in common and preferred stocks of small capitalization U.S. companies. This policy may not be changed without providing shareholders 60 days notice. The term “small capitalization companies” refers to companies that, at the time of purchase, have market capitalizations less than $2.5 billion. Small capitalization companies include micro-capitalization, which are the smallest publicly traded companies whose combined market capitalization makes up 5% of the capitalization of companies on U.S. exchanges or in the over-the-counter market. The Fund may retain a security if the issuer’s capitalization equals or exceeds $2.5 billion after the Fund has purchased the issuer’s security.

Essex serves as Subadvisor to the Fund. Essex selects stocks of companies that are exhibiting accelerating growth in earnings and that Essex believes are undervalued relative to each company’s future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex’s fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if the earnings growth decelerates, or if the valuation is no longer attractive relative to Essex’s long-term growth expectations.

There is the risk that you may lose money on your investment.

From time to time, the Fund may invest a portion of its assets in money market securities as a temporary defensive measure. Of course, the Fund cannot pursue its stated investment objective while taking these defensive measures.

Portfolio Turnover

The Fund may sell any security when it believes the sales is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.

Should You Invest in this Fund?

This Fund may be suitable if you:

•	Are seeking an opportunity for some equity returns in your investment portfolio

•	Are willing to accept a higher degree of risk for the opportunity of higher potential returns

•	Have an investment time horizon of five years or more

This Fund may not be suitable if you:

•	Are seeking stability of principal

•	Are investing with a shorter time horizon in mind

•	Are uncomfortable with stock market risk

•	Are seeking current income

What are you investing in? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. The Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.

MANAGERS AMG FUNDS

The Fund is a series of Managers AMG Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. The Fund has two classes of shares, Class A and Class C shares.

Managers Investment Group LLC (the “Investment Manager”), located at 800 Connecticut Avenue, Norwalk, Connecticut 06854, an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc., located at 600 Hale Street, Prides Crossing, MA 01965, serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager also monitors the performance, security holdings and investment strategies of Essex, the Subadvisor of the Fund, and, when appropriate, evaluates any new asset managers for the fund family. Managers Distributors, Inc. (“MDI” or the “Distributor”), a wholly-owned subsidiary of the Investment Manager, serves as the Fund’s distributor. The Investment Manager or the Distributor may make direct or indirect payments to third parties in connection with the sale of Fund shares or the servicing of shareholder accounts.

Essex has day-to-day responsibility for managing the Fund’s portfolio. Essex, located at 125 High Street, Boston, MA 02110 was formed in 1986. Affiliated Managers Group, Inc. owns a majority interest in Essex. As of December 31, 2005, Essex had assets under management of approximately $[            ] billion. The Fund is managed by a team at Essex led by Nancy Prial, Essex’s Chief Investment Officer. Ms. Prial came to Essex in January 2005 and has managed the Fund (including the Predecessor Account) since 2002; prior to that, she was a Senior Portfolio Manager with The Burridge Group since 1998 and a Senior Portfolio Manager with American Century Investors from February 1994 to March 1998.

Additional information regarding other accounts managed by the portfolio manager, her compensation and ownership of Fund shares is available in the Fund’s SAI.

The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Essex 1.00% of the average daily net assets of the Fund for its services as Subadvisor. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund.

A discussion regarding the basis for the Board of Trustees approving the Subadvisory Agreement between the Investment Manager and Essex is available in the Fund’s Annual Report to Shareholders for the fiscal year ended May 31, 2005.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI, which is available on the Fund’s website at www.managersinvest.com.

FINANCIAL HIGHLIGHTS

The following Financial Highlights table is intended to help you understand the financial performance of the Fund’s sole share class in existence prior to February 28, 2006 for past fiscal periods. Effective February 28, 2006, the Fund’s sole share class was redesignated Class A shares and became subject to an up-front sales charge. Total returns in the following table do not reflect the effect of any sales charge. Certain information reflects financial results for a single Fund share. The total return in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. This information, derived from the Fund’s Financial Statements, has been audited by [                            ], whose report is included in the Fund’s Annual Report, which is available upon request.

[to be filed by amendment]

YOUR ACCOUNT

You may invest in the Fund by purchasing either Class A or Class C shares. Each Class of shares is subject to a minimum initial investment amount, as described below. The Class A and Class C shares of the Fund are subject to the expenses of a plan of distribution adopted by the Board of Trustees. The net asset value per share of the two Classes may also differ. In all other material respects, the Class A and Class C shares are the same, each share representing a proportionate interest in the Fund.

Your purchase or redemption of Fund shares is based on the Fund’s share price. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV is equal to the Fund’s net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund’s NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also receive that day’s offering price provided the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m.

Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Therefore, the Fund’s NAV may be impacted on days when investors may not be able to purchase or redeem Fund shares.

Fair Value Policy

The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund will use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate.

An investment valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fund’s fair value procedures.

Minimum Investments in the Fund

Cash investments in the Fund must be in U.S. dollars. Third-party and “starter” checks are not accepted for the initial investment in the Fund or for any additional investments.

The following table provides the minimum initial and additional investments in the Fund:

	Initial Investment	Additional Investment
Class A	$2,000	$1,000
Class C	$2,000	$1,000

The Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

If you invest through a third party such as a bank, broker-dealer or other financial intermediaries, rather than directly with the Fund, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Fund may also participate in programs with many national brokerage firms which limit the transaction fees for the shareholder and may pay fees to these firms for participation in these programs.

SHARE CLASSES

Investors may choose from two classes of shares of the Fund. The classes differ in the way they deal with sales charges and fund expenses. Four important considerations in choosing a share class are the amount you plan to invest, your investment objectives, the class’ expenses and charges, and how long you intend to keep the money invested. We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.

Class A Shares

Carry a maximum up-front sales charge of 5.75% of your investment, depending on the size of your investment.

Have lower operating expenses than Class C shares. This means an investment in Class A shares will have higher annual returns than a comparable investment in C shares.

Distribution and Service (12b-1) fees for the Class = 0.25%

Class C Shares

Have no up-front sales charge, but require that you pay a surrender charge (referred to as a contingent-deferred sales charge (CDSC)) of 1.00% of the amount of the purchase or sale, whichever is less, when you redeem shares within one year of your purchase.

Distribution and Service (12b-1) fees for the Class = 1.00%

ABOUT 12b-1 FEES

The Fund has adopted a plan under Rule 12b-1 under the Investment Company Act of 1940, as amended, that allows the Fund to pay fees for the sale and distribution of its shares and for servicing shareholders. 12b-1 fees paid to the Distributor may be used to cover the Fund’s sales, marketing and promotional expenses. Because they are paid out of the Fund’s net assets on an ongoing basis, they increase the cost of your investment the longer you hold it and may end up costing you more than other types of sales charges. We cover the complete details of each share class in the sections following.

SHARE CLASS SALES CHARGES

Class A Shares

The price of Class A shares equals the Fund’s current share price, or NAV, plus an initial sales charge that varies according to the amount you invest, as shown in the chart below.

Class A Shares	your initial sales charge as a % of the share price is:	your annual sales charge as a % of the total you invested is:	the one-time dealer allowance as a % of share price is:
If the amount of your purchase is . . .
Less than $25,000	5.75	6.10	5.00
$25,000 to $49,999	5.00	5.26	4.25
$50,000 to $99,999	4.50	4.71	3.75
$100,000 to $249,999	3.50	3.63	2.75
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	1.50	1.52	1.20
$1,000,000 or more	None	None	None

You may be able to reduce the initial sales charge on your purchase of Class A shares as follows:

We will add the value of any existing investments in the Managers Family of Funds to the amount of your investment to determine the sales charge. You may add funds held for your benefit by fiduciaries to be considered in calculating sales charges on your purchase.

If you agree by letter of intent to invest a definite amount in Class A shares of the Fund over the 13 months following your first purchase, we will calculate the initial sales charge as if you purchased all the shares at one time. You could reduce sales charges still further by including investments in other funds in the Managers Family of Funds in the letter of intent.

Consult your registered financial professional, or the SAI for the Fund, for further details on our Class A share cost reduction programs.

The initial sales charge on Class A shares may be waived for investments by certain eligible investors, including the following: omnibus accounts established with respect to certain tax-qualified employee benefit plans; accounts established by financial intermediaries that have selling agreements with the Distributor or that maintain net asset value purchase programs; officers, directors, trustees and employees of the Investment Manager, the Trust, the Distributor and the financial intermediaries described above, as well as their family members; charitable or governmental organizations; investment advisors making purchases for their own accounts or the accounts of advisory clients; bank trust departments or trust companies purchasing on behalf of trust or fiduciary accounts; and wrap-fee accounts or asset allocation programs in which the shareholder pays an asset-based service fee. In addition, the initial sales charge on Class A shares shall be waived for additional investments by accounts established prior to February 28, 2006 (the date on which the Fund’s existing share class was redesignated Class A shares). Consult your financial professional, or the SAI for the Fund, for further details about front-end sales charge waivers for purchases of Class A shares by certain eligible investors.

You may reinstate your Fund investment at any time within 180 calendar days after you sell your shares. That means you may reinvest the amount you received from the sale of your shares without any up-front sales charge. You may exercise this reinvestment privilege only once per Fund investment and it may be subject to other restrictions.

Class C Shares

You will pay a CDSC of 1.00% on Class C shares you sell within one year of your purchase. We base the CDSC, if applicable, on the price of the shares at the time you bought them or their price at the time you sell, whichever is lower.

Class C shares have higher annual operating expenses than Class A shares.

Class C shares pay annual 12b-1 distribution and shareholder servicing fees of 1.00%.

A CLOSER LOOK AT CONTINGENT DEFERRED SALES CHARGES (CDSC’s)

To minimize the amount of the CDSC you may pay when you sell your shares, the Fund assumes that shares acquired through reinvested dividends and capital gains distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order in which they were purchased (oldest to newest). The amount of any CDSC that you pay will be based on the shares’ original purchase price or current net asset value, whichever is less.

The CDSC may be waived under certain circumstances, including redemptions in connection with the following: certain benefit payments and mandatory withdrawals under retirement plans; death or disability of the shareholder; and payments under a qualifying Systematic Withdrawal Plan. Consult your financial professional, or the SAI for the Fund, for further details about CSDC waivers.

You will not pay a CDSC when you exchange shares of the Fund to buy the same class of shares of any other fund in the Managers Family of Funds. For the purpose of calculating the CDSC when you sell the shares that you acquired by exchanging shares of the Fund, it will be assumed that you held the shares from the date you originally purchased the shares you exchanged.

DISTRIBUTION AND SERVICE PLANS

The Fund has adopted a Distribution and Service Plan (12b-1 Plan) for Class A and Class C shares to compensate the Distributor for its distribution and marketing services and for servicing of shareholder accounts. The distribution and service fees are paid out of the assets of each share class on an ongoing basis and will increase the cost of your investment.

Class A Shares

Fees paid to the Distributor may not exceed 0.25% annually of the Class A average daily net assets.

Class C Shares

Fees paid to the Distributor may not exceed 1.00% annually of the Class C average daily net assets. The Distributor may make payments to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and sales-related costs. The payments for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value.

Payments to Broker/Dealers and Financial Intermediaries

Class A Shares

The selling broker/dealer may retain the portion of the front-end sales charge you pay on these shares identified as the dealer allowance in the table of “Share Class Sales Charges” above.

Class C Shares

These shares have no up-front sales charges and the Distributor pays the seller 1.00% of the purchase amount.

We use part of the proceeds from the CDSC and the 12b-1 fee to defray these payments.

HOW TO PURCHASE SHARES

You may purchase shares of the Fund once you have established an account with the Trust, of which the Fund is a series. You may establish an account with the Trust either through an investment advisor or other investment professional or by submitting a completed application to the Trust in good order with your initial investment. An account application is not in good order and, therefore, cannot be processed, until such time as it contains all information and documentation requested in the application. Failure to provide an account application in good order may result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies.

	Initial Purchase	Additional Purchases
Through your Investment Advisor	Contact your investment advisor or other investment professional.	Send any additional monies to your investment professional at the address appearing on your account statement.

All Shareholders: By Mail	Complete the account application. Mail the application and a check payable to Managers AMG Funds to: Managers c/o PFPC PO Box 9769 Providence Rhode Island 02940-9769	Write a letter of instruction and a check payable to Managers AMG Funds to: Managers c/o PFPC PO Box 9769 Providence Rhode Island 02940-9769 Include your account # and Fund name on your check

By Telephone	Not Available	If your account has already been established, call the Transfer Agent at (800) 548-4539.

By Internet	Not Available	If your account has already been established, see our website at www.managersinvest.com.

Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

For Bank Wires: Please call and notify the Fund at (800) 548-4539. Then instruct your bank to wire the money to PNC Bank, N.A., Philadelphia, PA; ABA #031000053; FFC To: 8614972935 Managers AMG Funds, Attn: Control Department; FBO Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.

HOW TO SELL SHARES

You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Fund’s Transfer Agent receives your order in proper form. The Fund’s NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day. Orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization before 4:00 p.m.

Instructions
Through your Investment Advisor	Contact your investment advisor or other investment professional.

All Shareholders: By Mail	Write a letter of instruction containing: • the name of the Fund • dollar amount or number of shares to be sold • your name • your account number • signatures of all owners on account

Mail letter to: Managers c/o PFPC PO Box 9769 Providence Rhode Island 02940-9769

By Telephone	If you elected telephone redemption privileges on your account application, call us at (800) 548-4539.

By Internet	See our website at www.managersinvest.com

Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

Redemptions of $50,000 and over require a medallion guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Associate (STA). Only STAMP2000 Medallion imprints will be accepted. A Guarantor Institution is a financial institution, which guarantees a signature. The financial institution may be a bank, broker/dealer, credit union, national securities exchange, savings association or other type of financial institution.

Telephone redemptions are available only for redemptions which are below $50,000.

INVESTOR SERVICES

Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund. You can elect to receive cash.

Automatic Investments allow you to make automatic deductions from a designated bank account.

Automatic Redemptions allow you to make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the redemption will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

The Fund has an Exchange Privilege which allows you to exchange your shares of the Fund for the same class of shares of other funds managed by the Investment Manager. The value of the shares you are exchanging must meet the minimum purchase requirement of the fund you are exchanging them for. There is no fee associated with the Exchange Privilege. There may, however, be tax consequences resulting from these exchanges. See Certain Federal Income Tax Information for further information. If you sell Class C shares you acquired through an exchange and you sell them within a year of the exchange, we will calculate any CDSC from the date you originally purchased the shares that you exchanged. Normally we will execute the entire transaction in a single business day. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional. The Exchange Privilege is available only if the account you are exchanging out of and the account you are exchanging into are registered in the same name with the same address and taxpayer identification number. Be sure to read the Prospectus of any fund that you wish to exchange into. When you purchase a fund’s shares by exchange, you do so on the same terms and conditions as any new investment in that fund. The Fund reserves the right to discontinue, alter or limit the Exchange Privilege at any time.

To reduce the volume of mail you receive, only one copy of financial statements, prospectuses, and other regulatory material will be mailed to your household. You can call us at (800) 548-4539, or write to us at the address listed above, to request (1) additional copies free of charge or (2) that we discontinue our practice of householding regulatory materials to your home.

OPERATING POLICIES

The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

The Fund is a series of a “Massachusetts business trust.” The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, establish one or more additional classes of shares of the Fund with different preferences, privileges, and expenses.

The Fund reserves the right to:

•	redeem an account if the value of the account falls below $500 due to redemptions upon 60 days’ prior notice and the opportunity to reestablish the account balance;

•	suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission (“SEC”);

•	change the minimum investment amounts;

•	delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

•	make a redemption-in-kind (a payment in portfolio securities instead of in cash);

•	refuse a purchase order for any reason, including failure to submit a properly completed application;

•	refuse an exchange request if we determine that such request could adversely affect the Fund, including if such person or group has engaged in excessive trading (to be determined in the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading); and

•	terminate or change the Exchange Privilege upon 60 days’ advance notice to shareholders or impose fees in connection with exchanges or redemptions.

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Fund, commonly referred to as “market timing,” because such activities may be disruptive to the management of the Fund’s portfolio and may increase Fund expenses and negatively impact the Fund’s performance. The Fund may be subject to additional risks of frequent trading activities because of the securities in which the Fund invests tend to be less liquid and their prices more volatile than the securities of larger capitalization of companies. As a result, the Fund may be a target for investors that seek to capitalize on price arbitrage opportunities. In an effort to prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Fund’s Transfer Agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, it will then review the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager will also notify the Fund’s Transfer Agent of any of these restrictions and will keep the Board of Trustees informed periodically regarding the implementation of these frequent trading policies and procedures. The Fund reserves the right to refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may be harmful to the Fund and its shareholders. Transactions accepted by a financial intermediary in violation of the Fund’s frequent trading policies are not deemed accepted by the Fund and may be rejected by the Fund on the next business day following receipt by the financial intermediary.

Although the Fund will use reasonable efforts to prevent market timing activities in the Fund, there can be no assurances that these efforts will be successful. For example, although the Fund seeks to apply these policies and procedures uniformly to all accounts, the Fund receives certain purchase, exchange and redemption orders through financial intermediaries that maintain omnibus accounts with the Fund, and as a result the Fund’s ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the willingness of such intermediaries to monitor for these activities.

ACCOUNT STATEMENTS

You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account. You will also receive a confirmation after each trade executed in your account.

DIVIDENDS AND DISTRIBUTIONS

Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December. We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

CERTAIN FEDERAL INCOME TAX INFORMATION

Please be aware that the following tax information is general and describes certain federal income tax consequences of an investment in the Fund under the Internal Revenue Code of 1986, as amended (the “Code”), and as in effect as of the date of this Prospectus. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own specific circumstances or to particular types of shareholders (such as insurance companies, financial institutions, brokerage dealers and foreign persons) subject to special treatment under the federal income tax laws. You should consult a tax advisor about the federal, state, local and foreign tax consequences to you of your investment in the Fund based upon your particular circumstances.

Distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owns or is considered to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owns or is considered to have owned for one year or less will be taxable as ordinary income. Properly designated distributions of “qualified dividend income” are taxable at the rate applicable to long-term capital gains provided that both you and the Fund meet certain holding period and other requirements.

The Fund’s use of derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. An exchange of the Fund’s shares for shares of another fund will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

Federal law requires a Fund to withhold taxes on distributions and redemption proceeds paid to shareholders who:

•	Fail to provide a social security number or taxpayer identification number;

•	Fail to certify that their social security number or taxpayer identification number is correct; or

•	Fail to certify that they are exempt from withholding.

In addition, the Fund must also withhold taxes on distributions and redemption proceeds if the Internal Revenue Service (“IRS”) notifies the Fund that the taxpayer identification number or social security number furnished by the shareholder is incorrect, or the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income.

CONTACT INFORMATION

ESSEX SMALL/MICRO CAP GROWTH FUND

Investment Manager

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

(203) 299-3500 or (800) 835-3879

Subadvisor

Essex Investment Management Company, LLC

125 High Street

Boston, Massachusetts 01220

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 10286

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

Transfer Agent

PFPC

P.O. Box 9769

Providence, Rhode Island 02940-9769

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

Additional Information

Additional information about the Fund and its investments is available in the Fund’s SAI and Semi-Annual and Annual Reports, which are available to you without charge. You may request these documents and make other inquiries as follows:

By Telephone:	1-800-835-3879

By Mail:	Managers
800 Connecticut Avenue
Norwalk, Connecticut 06854

On the Internet:	Electronic copies are available on our website at
www.managersinvest.com

In the Fund’s Annual and Semi-Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. Information about the Fund, including the Fund’s current SAI and Annual and Semi-Annual Reports, is on file with the SEC. The Fund’s SAI is incorporated by reference into (is legally part of) this prospectus. Reports and other information about the Fund are also available on the EDGAR database of the SEC’s website at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about the Fund also may be reviewed and copied at the SEC’s Public Reference Room. Call (202) 942-8090 for information on the operation of the SEC’s Public Reference Room.

Investment Company Act Registration Number 811-09521

SYSTEMATIC VALUE FUND

PROSPECTUS

[dated February 28, 2006]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUBJECT TO COMPLETION

Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

KEY INFORMATION

This Prospectus contains important information for anyone interested in investing in the Systematic Value Fund (the “Fund”), a series of Managers AMG Funds. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

Summary of the Goal, Principal Strategies and Principal Risk Factors of the Fund

The following is a summary of the goal, principal strategies and principal risk factors of the Fund.

Goal	Principal Strategies	Principal Risk Factors
Long-term capital appreciation	Primarily invests in common	Market Risk
	and preferred stocks of	Management Risk
	medium-and large-capitalization	Sector Risk
	U.S. companies	Value Stock Risk
Mid-Capitalization Stock Risk
	Invests in companies that, at	Large-Capitalization Stock Risk
the time of purchase, have
market capitalizations over
$2.5 billion

Ordinarily chooses investments believed to be undervalued relative to a company’s historic and expected earnings

All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund. The following is a discussion of the principal risk factors of the Fund.

Market Risk

The Fund is subject to the risks generally of investing in stocks, commonly referred to as “market risk.” Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite unique influences on individual companies, stock prices, in general, rise and fall as a result of investors’ perceptions of the market as a whole.

The consequences of market risk are that if the stock market drops in value, the value of the Fund’s portfolio of investments is also likely to decrease in value. The increase or decrease in the value of the Fund’s investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Management Risk

The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar objectives. The success of the Fund’s investment strategy depends significantly on the skill of Systematic Financial Management, L.P. (“Systematic”), the Fund’s Subadvisor, in assessing the potential of the securities in which the Fund invests. Systematic will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

Sector Risk

Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities in all companies of a particular sector of the market to decrease. To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.

Value Stock Risk

“Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. With value investing, a stock may not achieve its expected value because the circumstances causing it to be underpriced do not change. For this reason, the Fund may underperform other stock funds (such as growth stock funds) when value stocks are out of favor.

Mid-Capitalization Stock Risk

Mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

For these and other reasons, to the extent it invests in mid-cap stocks, the Fund may underperform other stock funds (such as funds that focus exclusively on small- or large-capitalization companies) when stocks of medium-sized companies are out of favor.

Large-Capitalization Stock Risk

Large capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial or other market conditions. For these and other reasons, the Fund may underperform other stock funds (such as funds that focus exclusively on small- and medium-capitalization companies) when stocks of large capitalization companies are out of favor.

In addition to the investment strategies described in this Prospectus, the Fund may also make other types of investments, and therefore may be subject to other risks. Some of these risks are described in the Fund’s Statement of Additional Information (“SAI”).

PERFORMANCE SUMMARY

The following table shows the Fund’s annual returns for the periods indicated. The table assumes that dividends and capital gain distributions have been reinvested for the Fund and the index. The information in the following table is for the Managers Class shares of the Fund, so it does not reflect the impact of sales charges. If it did, performance would be less than that shown. As always, past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

Average Annual Total Returns as of 12/31/05

(Managers Class)

[Best Quarter:         % (     Quarter 200  )]

[Worst Quarter: -        % (     Quarter 200  )]

[to be filed by amendment]

The following table illustrates the risks of investing in the Fund by showing how the Fund’s performance compares to that of a broadly based securities market index. Again, the table assumes that dividends and capital gain distributions have been reinvested for both the Fund and the index. As always, past performance (before and after taxes) is not an indication of how the Fund will perform in the future.

Average Annual Total Returns as of 12/31/05 (1)

Systematic Value Fund (inception date: April 1, 2002)	1 Year		Since Inception
Managers Class - Return Before Taxes	[ ]	%	[ ]	%
Managers Class - Return After Taxes on Distributions	[ ]	%	[ ]	%
Managers Class - Return After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%
Class A – Return Before Taxes(2)	[ ]	%	[ ]	%
Class C – Return Before Taxes(2)	[ ]	%	[ ]	%
Russell 1000 Value Index(3)	[ ]	%	[ ]	%

[to be filed by amendment]

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
(2)	Performance for Class A and Class C shares shown above is based on the performance of Managers Class shares adjusted to reflect the expenses and applicable sales charges of Class A and Class C shares, respectively. The inception date of Class A and Class C shares is February 28, 2006.
(3)	The Russell 1000 Value Index is a market-capitalization weighted index of 1000 large-capitalization U.S. companies with lower price-to-book ratios and lower forecasted growth values. Reflects no deduction for fees, expenses or taxes.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

	Managers Class	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	5.75	%(1)	None
Maximum Deferred Sales Charge (Load)	None	None		1.00	%(2)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None		None
Redemption Fee (as a percentage of the amount redeemed, if applicable)	None	None		None
Exchange Fee	None	None		None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Managers Class(3)		Class A		Class C
Management Fee	0.70%		0.70%		0.70%
Distribution (12b-1) Fees	0.00%		0.25%		1.00%
Other Expenses	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%
Fee Waiver and Reimbursement(4)	[	]%	[	]%	[	]%
Net Annual Fund Operating Expenses	[	]%	[	]%	[	]%

(1)	The initial sales charge that applies to the sale of Class A shares of the Fund varies according to the amount you invest, with a maximum of 5.75%. See “Your Account – Share Class Sales Charges – Class A Shares” for further information.
(2)	The 1.00% contingent-deferred sales charge applies only if you sell Class C shares of the Fund within one year of purchase.
(3)	The Fund’s Managers Class is currently closed to new investors. See “Your Account” for additional information.
(4)	[Managers Investment Group LLC (the “Investment Manager”) has contractually agreed, through [ , 200 ], to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to [ ]%, [ ]% and [ ]% of the average daily net assets of the Managers Class, Class A and Class C shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund’s Total Annual Fund Operating Expenses do not exceed the contractual expense limitation amount.]

Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. For Class A shares, the example includes the Maximum Sales Charge (Load). Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year		3 Years		5 Years		10 Years
Managers Class	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class A	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C	$	[ ]	$	[ ]	$	[ ]	$	[ ]

The figures shown above for Managers Class and Class A shares would be the same whether you sold your shares at the end of a period or kept them. For Class C shares, you would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class C	$	[ ]	$	[ ]	$	[ ]	$	[ ]

The Example reflects the impact of the Fund’s contractual expense limitation through [                        , 200  ]. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

[to be filed by amendment]

SYSTEMATIC VALUE FUND

Objective

The Fund’s investment objective is to achieve long-term capital appreciation. The Fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The Fund primarily invests in common and preferred stocks of medium- and large-capitalization U.S. companies. The term “medium- and large-capitalization companies” refers to companies that, at the time of purchase, have market capitalizations over $2.5 billion. Systematic, the Fund’s Subadvisor, selects stocks of companies that it believes are undervalued relative to the company’s historic and expected earnings. Ordinarily, the Fund will invest in companies from all sectors of the market based on its Subadvisor’s fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Systematic also looks for “catalysts” which could positively or negatively affect prices of current and potential companies for the Fund.

Systematic’s investment process emphasizes stocks with lower price earnings ratios, strong balance sheets and earnings potential confirmed through cash flow analysis. Systematic conducts historic and expected earnings screening to identify approximately 65 top investment candidates. Systematic conducts comprehensive fundamental analysis on identified purchase candidates. As part of its fundamental analysis, Systematic looks for companies that will have strong earnings growth and improving margins and which trade at valuations that are low relative to their historic and expected earnings. Ordinarily, the Fund will sell a stock if the company’s financial position deteriorates, if the earnings outlook changes, or if there is a negative earnings surprise.

The Fund uses the Russell 1000 Value Index (the “Index”) as a benchmark for measuring its performance and seeks investments in sectors of the market that correspond with those sectors currently represented in the Index. To the extent the Index is exposed substantially to certain sectors of the market, such as the financial services sector, the Fund will also be subject to the risks of that sector or sectors.

There is the risk that you may lose money on your investment.

From time to time, the Fund may invest a portion of its assets in money market securities as a temporary defensive measure. Of course, the Fund cannot pursue its stated investment objective while taking these defensive measures.

Portfolio Turnover

The Fund may sell any security when it believes the sales is in the Fund’s best interest. This may result in active and frequent trading of portfolio securities which can increase the portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.

Should You Invest in this Fund?

This Fund may be suitable if you:

•	Are seeking an opportunity for some equity returns in your investment portfolio

•	Are willing to accept a higher degree of risk for the opportunity of higher potential returns

•	Have an investment time horizon of five years or more

This Fund may not be suitable if you:

•	Are seeking stability of principal

•	Are investing with a shorter time horizon in mind

•	Are uncomfortable with stock market risk

•	Are seeking current income

What are you investing in? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. This Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.

MANAGERS AMG FUNDS

The Fund is a series of Managers AMG Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the Managers Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. The Fund has three classes of shares, Managers Class, Class A and Class C.

Managers Investment Group LLC (the “Investment Manager”), located at 800 Connecticut Avenue, Norwalk, Connecticut 06854, an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), 600 Hale Street, Prides Crossing, Massachusetts 01965, serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager also monitors the performance, security holdings and investment strategies of Systematic, the Subadvisor of the Fund, and, when appropriate, evaluates any new asset managers for the fund family. Managers Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, serves as the Fund’s distributor. The Investment Manager or the Distributor may make direct or indirect payments to third parties in connection with the sale of Fund shares or the servicing of shareholder accounts.

Systematic has day-to-day responsibility for managing the Fund’s portfolio. Systematic, located at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey 07666, was formed in 1982. AMG owns a majority interest in Systematic. As of December 31, 2005, Systematic had assets under management of approximately $[            ] billion.

Kevin McCreesh and Ron Mushock are the co-Portfolio Managers for the Fund and have been primarily responsible for the day-to-day management of the Fund’s portfolio since [        ] and [        ], respectively. Kevin McCreesh has been a Senior Portfolio Manager with Systematic since 1996. Ron Mushock joined Systematic in 1997 as a Senior Equity Analyst and has served as Portfolio Manager since 2000. A team of equity analysts works closely with the portfolio managers in evaluating and selecting stocks for the Fund.

Additional information regarding other accounts managed by the portfolio managers, their compensation and ownership of Fund shares is available in the Fund’s SAI.

The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Systematic 0.70% of the average daily net assets of the Fund for its services as Subadvisor. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund.

A discussion regarding the basis for the Board of Trustees approving the Investment Management Agreement with respect to the Fund between the Trust and the Investment Manager and the Subadvisory Agreement between the Investment Manager and Systematic is available in the Fund’s Semi-Annual Report to Shareholders for the period ended August 31, 2005.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI, which is available on the Fund’s website at www.managersinvest.com.

FINANCIAL HIGHLIGHTS

The following Financial Highlights table is intended to help you understand the financial performance of the Fund’s sole share class in existence prior to February 28, 2006 for past fiscal periods. Effective February 28, 2006, the Fund’s sole share class was redesignated Managers Class shares. Because the Managers Class is not subject to an up-front sales charge, total returns in the following table do not reflect the effect of any sales charge. Certain information reflects financial results for a single Fund share. The total return in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. This information, derived from the Fund’s Financial Statements, has been audited by [                            ], whose report is included in the Fund’s Annual Report, which is available upon request.

[to be filed by amendment]

YOUR ACCOUNT

You may invest in the Fund by purchasing either Class A, Class C or Managers Class shares. The Fund’s Managers Class is currently closed to new investors. Shareholders who owned shares of the Fund’s Managers Class when it was closed on February 28, 2006 may continue to purchase additional shares in their existing accounts. Each Class of shares is subject to a minimum initial investment amount, as described below. The Class A and Class C shares of the Fund are subject to the expenses of a plan of distribution adopted by the Board of Trustees, which may result in Class A and Class C shares experiencing a lower total return than the Managers Class shares. The net asset value per share of the three Classes may also differ. In all other material respects, the Class A, Class C and Managers Class shares are the same, each share representing a proportionate interest in the Fund.

Your purchase or redemption of Fund shares is based on the Fund’s share price. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV is equal to the Fund’s net worth (assets minus liabilities) divided by the number of shares outstanding. The Fund’s NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also receive that day’s offering price provided the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m.

Investments traded in foreign markets may trade when the NYSE is closed. Those investments are generally valued at the closing of the exchange where they are primarily traded. Therefore, the Fund’s NAV may be impacted on days when investors may not be able to purchase or redeem Fund shares.

Fair Value Policy

The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Fund. The Fund will use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and not resumed prior to the time as of which the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate.

An investment valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fund’s fair value procedures.

Minimum Investments in the Fund

Cash investments in the Fund must be in U.S. dollars. Third-party and “starter” checks are not accepted for the initial investment in the Fund or for any additional investments.

The Fund’s Managers Class is currently closed to new investors. Shareholders who owned shares of the Fund’s Managers Class when it was closed on February 28, 2006 may continue to purchase additional shares in their existing accounts. Financial advisors, institutions, intermediaries and other platforms that have existing client assets or accounts in the Fund’s Managers Class may add to existing client accounts and may open new accounts for existing or new clients. Fund management may reopen the Fund’s Managers Class to certain investors in the future.

The following table provides the minimum initial and additional investments in the Fund:

	Initial Investment	Additional Investment
Managers Class	$2,000	$1,000
Class A	$2,000	$1,000
Class C	$2,000	$1,000

The Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

If you invest through a third party such as a bank, broker-dealer or other financial intermediaries, rather than directly with the Fund, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Fund may also participate in programs with many national brokerage firms which limit the transaction fees for the shareholder and may pay fees to these firms for participation in these programs.

SHARE CLASSES

Investors may choose from three classes of shares of the Fund. The classes differ in the way they deal with sales charges and fund expenses. Four important considerations in choosing a share class are the amount you plan to invest, your investment objectives, the class’ expenses and charges, and how long you intend to keep the money invested. We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.

Managers Class Shares

Have no up-front sales charge or Distribution and Service (12b-1) fees.

Class A Shares

Carry a maximum up-front sales charge of 5.75% of your investment, depending on the size of your investment.

Have lower operating expenses than Class C shares. This means an investment in Class A shares will have higher annual returns than a comparable investment in C shares.

Distribution and Service (12b-1) fees for the Class = 0.25%

Class C Shares

Have no up-front sales charge, but require that you pay a surrender charge (referred to as a contingent-deferred sales charge (CDSC)) of 1.00% of the amount of the purchase or sale, whichever is less, when you redeem shares within one year of your purchase.

Distribution and Service (12b-1) fees for the Class = 1.00%

ABOUT 12b-1 FEES

The Fund has adopted a plan under Rule 12b-1 under the Investment Company Act of 1940, as amended, that allows the Fund to pay fees for the sale and distribution of its shares and for servicing shareholders. 12b-1 fees paid to the Distributor may be used to cover the Fund’s sales, marketing and promotional expenses. Because they are paid out of the Fund’s net assets on an ongoing basis, they increase the cost of your investment the longer you hold it and may end up costing you more than other types of sales charges. We cover the complete details of each share class in the sections following.

SHARE CLASS SALES CHARGES

Class A Shares

The price of Class A shares equals the Fund’s current share price, or NAV, plus an initial sales charge that varies according to the amount you invest, as shown in the chart below.

Class A Shares	your initial sales charge as a % of the share price is:	your annual sales charge as a % of the total you invested is:	the one-time dealer allowance as a % of share price is:
If the amount of your purchase is . . .
Less than $25,000	5.75	6.10	5.00
$25,000 to $49,999	5.00	5.26	4.25
$50,000 to $99,999	4.50	4.71	3.75
$100,000 to $249,999	3.50	3.63	2.75
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	1.50	1.52	1.20
$1,000,000 or more	None	None	None

You may be able to reduce the initial sales charge on your purchase of Class A shares as follows:

We will add the value of any existing investments in the Managers Family of Funds to the amount of your investment to determine the sales charge. You may add funds held for your benefit by fiduciaries to be considered in calculating sales charges on your purchase.

If you agree by letter of intent to invest a definite amount in Class A shares of the Fund over the 13 months following your first purchase, we will calculate the initial sales charge as if you purchased all the shares at one time. You could reduce sales charges still further by including investments in other funds in the Managers Family of Funds in the letter of intent.

Consult your registered financial professional, or the SAI for the Fund, for further details on our Class A share cost reduction programs.

The initial sales charge on Class A shares may be waived for investments by certain eligible investors, including the following: omnibus accounts established with respect to certain tax-qualified employee benefit plans; accounts established by financial intermediaries that have selling agreements with the Distributor or that maintain net asset value purchase programs; officers, directors, trustees and employees of the Investment Manager, the Trust, the Distributor and the financial intermediaries described above, as well as their family members; charitable or governmental organizations; investment advisors making purchases for their own accounts or the accounts of advisory clients; bank trust departments or trust companies purchasing on behalf of trust or fiduciary accounts; and wrap-fee accounts or asset allocation programs in which the shareholder pays an asset-based service fee. Consult your financial professional, or the SAI for the Fund, for further details about front-end sales charge waivers for purchases of Class A shares by certain eligible investors.

You may reinstate your Fund investment at any time within 180 calendar days after you sell your shares. That means you may reinvest the amount you received from the sale of your shares without any up-front sales charge. You may exercise this reinvestment privilege only once per Fund investment and it may be subject to other restrictions.

Class C Shares

You will pay a CDSC of 1.00% on Class C shares you sell within one year of your purchase. We base the CDSC, if applicable, on the price of the shares at the time you bought them or their price at the time you sell, whichever is lower.

Class C shares have higher annual operating expenses than Class A shares.

Class C shares pay annual 12b-1 distribution and shareholder servicing fees of 1.00%.

Managers Class Shares

Managers Class shares have no up-front sales charges or CDSC, nor do they pay any Distribution and Service (12b-1) fees.

A CLOSER LOOK AT CONTINGENT DEFERRED SALES CHARGES (CDSC’s)

To minimize the amount of the CDSC you may pay when you sell your shares, the Fund assumes that shares acquired through reinvested dividends and capital gains distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order in which they were purchased (oldest to newest). The amount of any CDSC that you pay will be based on the shares’ original purchase price or current net asset value, whichever is less.

The CDSC may be waived under certain circumstances, including redemptions in connection with the following: certain benefit payments and mandatory withdrawals under retirement plans; death or disability of the shareholder; and payments under a qualifying Systematic Withdrawal Plan. Consult your financial professional, or the SAI for the Fund, for further details about CSDC waivers.

You will not pay a CDSC when you exchange shares of the Fund to buy the same class of shares of any other fund in the Managers Family of Funds. For the purpose of calculating the CDSC when you sell the shares that you acquired by exchanging shares of the Fund, it will be assumed that you held the shares from the date you originally purchased the shares you exchanged.

DISTRIBUTION AND SERVICE PLANS

The Fund has adopted a Distribution and Service Plan (12b-1 Plan) for Class A and Class C shares to compensate the Distributor for its distribution and marketing services and for servicing of shareholder accounts. The distribution and service fees are paid out of the assets of each share class on an ongoing basis and will increase the cost of your investment.

Class A Shares

Fees paid to the Distributor may not exceed 0.25% annually of the Class A average daily net assets.

Class C Shares

Fees paid to the Distributor may not exceed 1.00% annually of the Class C average daily net assets. The Distributor may make payments to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and sales-related costs. The payments for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value.

Payments to Broker/Dealers and Financial Intermediaries

Class A Shares

The selling broker/dealer may retain the portion of the front-end sales charge you pay on these shares identified as the dealer allowance in the table of “Share Class Sales Charges” above.

Class C Shares

These shares have no up-front sales charges and the Distributor pays the seller 1.00% of the purchase amount.

We use part of the proceeds from the CDSC and the 12b-1 fee to defray these payments.

HOW TO PURCHASE SHARES

You may purchase shares of the Fund once you have established an account with the Trust, of which the Fund is a series. You may establish an account with the Trust either through an investment advisor or other investment professional or by submitting a completed application to the Trust in good order with your initial investment. An account application is not in good order and, therefore, cannot be processed, until such time as it contains all information and documentation requested in the application. Failure to provide an account application in good order may result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies.

The Fund’s Managers Class is currently closed to new investors. Shareholders who owned shares of the Fund’s Managers Class when it was closed on February 28, 2006 may continue to purchase additional shares in their existing accounts. Financial advisors, institutions, intermediaries and other platforms that have existing client assets or accounts in the Fund’s Managers Class may add to existing client accounts and may open new accounts for existing or new clients. Fund management may reopen the Fund’s Managers Class to certain investors in the future.

	Initial Purchase	Additional Purchases
Through your Investment Advisor	Contact your investment advisor or other investment professional.	Send any additional monies to your investment professional at the address appearing on your account statement.

All Shareholders: By Mail	Complete the account application. Mail the application and a check payable to Managers AMG Funds to: Managers c/o PFPC PO Box 9769 Providence Rhode Island 02940-9769	Write a letter of instruction and a check payable to Managers AMG Funds to: Managers c/o PFPC PO Box 9769 Providence Rhode Island 02940-9769 Include your account # and Fund name on your check

By Telephone	Not Available	If your account has already been established, call the Transfer Agent at (800) 548-4539.

By Internet	Not Available	If your account has already been established, see our website at www.managersinvest.com.

Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

For Bank Wires: Please call and notify the Fund at (800) 548-4539. Then instruct your bank to wire the money to PNC Bank, N.A., Philadelphia, PA; ABA #031000053; FFC To: 8614972935 Managers AMG Funds, Attn: Control Department; FBO Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.

HOW TO SELL SHARES

You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Fund’s Transfer Agent receives your order in proper form. The Fund’s NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day. Orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization before 4:00 p.m.

Instructions
Through your Investment Advisor	Contact your investment advisor or other investment professional.

All Shareholders: By Mail

Write a letter of instruction containing:

•      the name of the Fund

•      dollar amount or number of shares to be sold

•      your name

•      your account number

•      signatures of all owners on account

Mail letter to:

Managers

c/o PFPC

PO Box 9769

Providence Rhode Island 02940-9769

By Telephone	If you elected telephone redemption privileges on your account application, call us at (800) 548-4539.

By Internet	See our website at www.managersinvest.com

Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

Redemptions of $50,000 and over require a medallion guarantee. A medallion guarantee is a signature guarantee by a Guarantor Institution, which is participating in a Signature Guarantee Program recognized by the Securities Transfer Associate (STA). Only STAMP2000 Medallion imprints will be accepted. A Guarantor Institution is a financial institution, which guarantees a signature. The financial institution may be a bank, broker/dealer, credit union, national securities exchange, savings association or other type of financial institution.

Telephone redemptions are available only for redemptions which are below $50,000.

INVESTOR SERVICES

Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund. You can elect to receive cash.

Automatic Investments allow you to make automatic deductions from a designated bank account.

Automatic Redemptions allow you to make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the redemption will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 548-4539 for more information and an IRA kit.

The Fund has an Exchange Privilege which allows you to exchange your shares of the Fund for the same class of shares of other funds managed by the Investment Manager. The value of the shares you are exchanging must meet the minimum purchase requirement of the fund you are exchanging them for. There is no fee associated with the Exchange Privilege. There may, however, be tax consequences resulting from these exchanges. See Certain Federal Income Tax Information for further information. If you sell Class C shares you acquired through an exchange and you sell them within a year of the exchange, we will calculate any CDSC from the date you originally purchased the shares that you exchanged. Normally we will execute the entire transaction in a single business day. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional. The Exchange Privilege is available only if the account you are exchanging out of and the account you are exchanging into are registered in the same name with the same address and taxpayer identification number. Be sure to read the Prospectus of any fund that you wish to exchange into. When you purchase a fund’s shares by exchange, you do so on the same terms and conditions as any new investment in that fund. The Fund reserves the right to discontinue, alter or limit the Exchange Privilege at any time.

To reduce the volume of mail you receive, only one copy of financial statements, prospectuses, and other regulatory material will be mailed to your household. You can call us at (800) 548-4539, or write to us at the address listed above, to request (1) additional copies free of charge or (2) that we discontinue our practice of householding regulatory materials to your home.

OPERATING POLICIES

The Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

The Fund is a series of a “Massachusetts business trust.” The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, establish one or more additional classes of shares of the Fund with different preferences, privileges, and expenses.

The Fund reserves the right to:

•	redeem an account if the value of the account falls below $500 due to redemptions upon 60 days’ prior notice and the opportunity to reestablish the account balance;

•	suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission (“SEC”);

•	change the minimum investment amounts;

•	delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

•	make a redemption-in-kind (a payment in portfolio securities instead of in cash);

•	refuse a purchase order for any reason, including failure to submit a properly completed application;

•	refuse an exchange request if we determine that such request could adversely affect the Fund, including if such person or group has engaged in excessive trading (to be determined in the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading); and

•	terminate or change the Exchange Privilege upon 60 days’ advance notice to shareholders or impose fees in connection with exchanges or redemptions.

FREQUENT TRADING POLICY

The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Fund, commonly referred to as “market timing,” because such activities may be disruptive to the management of the Fund’s portfolio and may increase Fund expenses and negatively impact the Fund’s performance. In an effort to prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Fund’s Transfer Agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the Managers Family of Funds, it will then review the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager will also notify the Fund’s Transfer Agent of any of these restrictions and will keep the Board of Trustees informed periodically regarding the implementation of these frequent trading policies and procedures. The Fund reserves the right to refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may be harmful to the Fund and its shareholders. Transactions accepted by a financial intermediary in violation of the Fund’s frequent trading policies are not deemed accepted by the Fund and may be rejected by the Fund on the next business day following receipt by the financial intermediary.

Although the Fund will use reasonable efforts to prevent market timing activities in the Fund, there can be no assurances that these efforts will be successful. For example, although the Fund seeks to apply these policies and procedures uniformly to all accounts, the Fund receives certain purchase, exchange and redemption orders through financial intermediaries that maintain omnibus accounts with the Fund, and as a result the Fund’s ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the willingness of such intermediaries to monitor for these activities.

ACCOUNT STATEMENTS

You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account. You will also receive a confirmation after each trade executed in your account.

DIVIDENDS AND DISTRIBUTIONS

Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December. We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

CERTAIN FEDERAL INCOME TAX INFORMATION

Please be aware that the following tax information is general and describes certain federal income tax consequences of an investment in the Fund under the Internal Revenue Code of 1986, as amended (the “Code”), and as in effect as of the date of this Prospectus. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own specific circumstances or to particular types of shareholders (such as insurance companies, financial institutions, brokerage dealers and foreign persons) subject to special treatment under the federal income tax laws. You should consult a tax advisor about the federal, state, local and foreign tax consequences to you of your investment in the Fund based upon your particular circumstances.

Distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owns or is considered to have owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owns or is considered to have owned for one year or less will be taxable as ordinary income. Properly designated distributions of “qualified dividend income” are taxable at the rate applicable to long-term capital gains provided that both you and the Fund meet certain holding period and other requirements.

The Fund’s use of derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. An exchange of the Fund’s shares for shares of another fund will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

Federal law requires a Fund to withhold taxes on distributions and redemption proceeds paid to shareholders who:

•	Fail to provide a social security number or taxpayer identification number;

•	Fail to certify that their social security number or taxpayer identification number is correct; or

•	Fail to certify that they are exempt from withholding.

In addition, the Fund must also withhold taxes on distributions and redemption proceeds if the Internal Revenue Service (“IRS”) notifies the Fund that the taxpayer identification number or social security number furnished by the shareholder is incorrect, or the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income.

CONTACT INFORMATION

SYSTEMATIC VALUE FUND

Investment Manager

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

(203) 299-3500 or (800) 548-4539

Subadvisor

Systematic Financial Management, L.P.

300 Frank W. Burr Boulevard

Glenpointe East, 7th Floor

Teaneck, New Jersey 07666

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854-2325

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 10286

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110

Transfer Agent

PFPC

P.O. Box 9769

Providence, Rhode Island 02940-9769

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

Peter M. Lebovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

ADDITIONAL INFORMATION

Additional information about the Fund and its investments is available in the Fund’s SAI and Semi-Annual and Annual Reports, which are available to you without charge. You may request these documents and make other inquiries as follows:

By Telephone:	1-800-548-4539

By Mail:	Managers
800 Connecticut Avenue
Norwalk, Connecticut 06854

On the Internet:	Electronic copies are available on our website at www.managersinvest.com

In the Fund’s Annual and Semi-Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. Information about the Fund, including the Fund’s current SAI and Annual and Semi-Annual Reports, is on file with the SEC. The Fund’s SAI is incorporated by reference into (is legally part of) this prospectus. Reports and other information about the Fund are also available on the EDGAR database of the SEC’s website at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Information about the Fund also may be reviewed and copied at the SEC’s Public Reference Room. Call (202) 942-8090 for information on the operation of the SEC’s Public Reference Room.

INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-09521

MANAGERS AMG FUNDS

ESSEX SMALL/MICRO CAP GROWTH FUND

Class A

Class C

STATEMENT OF ADDITIONAL INFORMATION

DATED: [February 28, 2006]

You can obtain a free copy of the Prospectus of the Essex Small/Micro Cap Growth Fund (the “Fund”) by calling the Fund at (800) 548-4539. The Prospectus provides basic information about investing in the Fund.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund’s Prospectus.

The Financial Statements of the Fund, including the Report of the Independent Registered Public Accounting Firm, for the fiscal year ended May 31, 2005 included in the Fund’s Annual Report for the fiscal year ended May 31, 2005 and the Financial Statements of the Fund for the fiscal half-year ended November 30, 2005 included in the Fund’s Semi-Annual Report for the fiscal half-year ended November 30, 2005 are incorporated into this Statement of Additional Information by reference (meaning such documents are legally a part of this Statement of Additional Information). The Annual and Semi-Annual Reports are available without charge by calling the Fund at (800) 548-4539 or by visiting the Fund’s website at www.managersinvest.com.

SUBJECT TO COMPLETION

Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

GENERAL INFORMATION

This Statement of Additional Information relates only to the Essex Small/Micro Cap Growth Fund (the “Fund”). The Fund has two classes of shares, the Class A and Class C shares. The Fund is a series of shares of beneficial interest of Managers AMG Funds, a Massachusetts business trust (the “Trust”), and part of the Managers Funds Family of Funds. The Trust was organized on June 18, 1999.

This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund’s investment objective and policies. It should be read in conjunction with the Fund’s current Prospectus. The Trust’s executive office is located at 800 Connecticut Avenue, Norwalk, CT 06854.

Managers Investment Group LLC (the “Investment Manager”), an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc., serves as investment manager to the Fund and is responsible for the Fund’s overall administration. See “Management of the Fund.”

ADDITIONAL INVESTMENT POLICIES

The following is additional information regarding the investment policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Fund is a diversified open-end management investment company.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common and preferred stocks of small capitalization U.S. companies. The Fund will provide shareholders with 60 days’ prior notice of any change in this policy.

Investment Techniques and Associated Risks

The following are descriptions of the types of securities and instruments that may be purchased by the Fund. The information below does not describe every type of investment, technique or risk to which the Fund may be exposed. The Fund reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed below under “Fundamental Investment Restrictions.”

(1) Cash Equivalents. Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers Acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become “accepted” when a bank guarantees their payment upon maturity.

Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are “accepted” by foreign branches of major U.S. commercial banks.

Certificates of Deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Commercial Paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than nine months. Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

Repurchase Agreements. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally reflects the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into a repurchase agreement for a period of more than seven days.

Repurchase agreements are subject to certain risks. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, the Fund’s ability to dispose of the collateral may be delayed or limited.

(2) Reverse Repurchase Agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a price and on a date mutually agreed upon between the parties. The price reflects interest at a rate in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), a reverse repurchase agreement is treated as a borrowing and, therefore, a form of leverage which may magnify any gains or losses for the Fund.

The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the term of the reverse repurchase agreement itself. The Fund will establish and maintain a segregated account with the custodian consisting of liquid assets in an amount equal to the amount of its obligation under the reverse repurchase agreement.

(3) Foreign Securities. Investments in securities of foreign issuers, whether directly or indirectly in the form of American Depositary Receipts or similar instruments, involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and requirements like those applicable to U.S. issuers. The Fund may not purchase any foreign commercial paper subject to foreign withholding tax at the time of purchase.

Investors should be aware that the value of the Fund’s investments in foreign securities may be adversely affected by changes in political or social conditions, confiscatory taxation, diplomatic relations, expropriation, nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect the Fund’s operations. It may also be difficult to obtain a judgment against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility.

Foreign Currency Considerations. Changes in foreign exchange rates will affect the U.S. dollar value of securities that are denominated in non U.S. currencies. In addition, the Fund’s income from foreign currency denominated securities is typically denominated in foreign currency. When the Fund receives income denominated in foreign currencies, it computes the U.S. dollar value of that income earned by the Fund for purposes of determining Fund distributions at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. dollar between the time that the Fund earns the income and the time that the income is converted into U.S. dollars, the Fund may be required to liquidate other assets in order to make up the shortfall.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon price and on a future date. The contract is usually between a bank and its customers. The contract may be denominated in U.S. Dollars or may be a “cross-currency” contract. A cross-currency contract is a contract which is denominated in currency other than in U.S. dollars.

If the Fund enters into a forward currency exchange contract, the Fund’s custodian will segregate cash or marketable securities in an amount not less than the value of the Fund’s total assets committed to these contracts. Generally, the Fund will not enter into contracts that settle more than ninety (90) days later. The Fund may close out a currency contract position by entering into an offsetting currency contract with the counterparty to the original contract which may result in a gain or a loss.

The use of currency contracts entails certain risks. Currency markets may not move as predicted or the Fund may not be able to enter into an offsetting transaction when desired, resulting in losses.

(4) Emerging Market Securities. All risks associated with investing in non-U.S. securities are further magnified when investing in emerging markets because these markets tend to have even less developed economic, monetary, banking, financial markets, legal, custody, financial reporting, auditing, social and political systems.

(5) Illiquid Securities, Private Placements and Certain Unregistered Securities. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. Rule 144A securities are securities that are eligible for resale without registration under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to Rule 144A under the 1933 Act. The Fund may not acquire illiquid holdings if, as a result, more than 15% of its net assets would be in illiquid investments. Subject to this limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the 1933 Act and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered “illiquid” if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in the Fund’s portfolio. The price the Fund’s portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will take into account any limitations on their liquidity.

Rule 144A securities may be determined to be illiquid in accordance with the guidelines established by the Investment Manager and approved by the Trustees. The Trustees will monitor compliance with these guidelines on a periodic basis.

Investment in these securities entails the risk to the Fund that there may not be a buyer for these securities at a price which the Fund believes represents the security’s value should the Fund wish to sell the security. If a security the Fund holds must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. In addition, in these circumstances, a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than when it first decided to sell the security.

(6) Obligations of Domestic and Foreign Banks.

Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

(7) Futures Contracts.

When the fund enters into a futures contract, it agrees to buy or sell the contract’s underlying instrument at a future date and agreed upon price. The Fund deposits and maintains initial margin equal to a specified percentage of the value of the contract until the contract is closed out. The Fund may either hold a futures contract position until the contract date or may enter into a closing transaction to terminate the contract prior to the contract date. When the Fund buys or sells a futures contract, it must also segregate liquid assets equivalent to the Fund’s outstanding obligation under the contract.

There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Equity Index Futures Contracts. An equity index futures contract is an agreement for a Fund to buy or sell an index relating to an equity securities index at a mutually agreed upon date and price.

Interest Rate Futures Contracts. An interest rate futures contract is an agreement to buy or sell fixed-income securities at a mutually agreed upon date and price.

The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

(8) Option Contracts.

Covered Call Options. The Fund may write (“sell”) covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts provided the options are listed on a national securities exchange or a futures exchange.

A call option is a short-term contract that is generally for no more than nine (9) months. The contract gives the buyer, in return for the premium paid to the Seller of the option, the right to buy the underlying security or contract at an agreed upon price from the option seller prior to the expiration of the option. The buyer can purchase the underlying security or contract at the agreed upon price regardless of its market price. A call option is considered “covered” if the party that is writing the option owns or has a right to immediately acquire the underlying security or contract.

The Fund may terminate its obligation under an outstanding written call option by making a “closing purchase transaction.” The Fund makes a closing purchase transaction when it buys a call option on the same security or contract that has the same price and expiration date. The Fund will realize a loss if the cost of the closing purchase transaction is more than the amount received from writing the option it is closing out. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that a secondary market will exist when the Fund seeks to make a closing purchase transaction.

There are costs and risks associated with writing covered call options. The Fund incurs brokerage expenses in writing to cover call options as well as fees for any purchases and sales of the underlying securities or contracts. Writing covered call options may increase the Fund’s portfolio turnover rate. If the value of the instrument underlying a covered call option written by the Fund increases above the option price, the Fund will not benefit from the appreciation. In addition, underlying market and securities prices may not perform as expected, resulting in losses to the Fund.

Covered Put Options. The Fund may write (“sell”) covered put options on individual stocks, equity indices and futures contracts, including equity index futures contracts.

A put option is a short-term contract that is generally for no more than nine (9) months. This contract gives the buyer, in return for a premium paid to the seller of the option, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the agreed upon price regardless of its market price. A put option is considered “covered” if the Fund that is writing the option has a short position with respect to the instrument underlying the option or has a right to immediately resell the underlying security or contract at a price equal to or greater than the put price. The seller of a put option assumes the risk of the decrease of the value of the underlying instrument and will not benefit from the effect of market price declines on its covering position. If the underlying instrument decreases in value, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

The Fund may terminate its obligation under an outstanding written option by making a “closing purchase transaction.” The Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. The Fund will realize a loss if the cost of the closing purchase transaction is more than the amount received writing the option it is closing out. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that a secondary market will exist when the Fund seeks to make a closing purchase transaction.

There are costs and risks associated with writing covered put options. The Fund incurs brokerage expenses in writing covered put options as well as fees for any transactions in the options underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered put option. In addition, underlying market and securities prices may not perform as expected resulting in losses to the Fund.

Dealer Options. Dealer Options are also known as Over-the-Counter options (“OTC Options”). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The Subadvisor considers the creditworthiness and financial strength of the counterparty before entering into an OTC Option.

Puts and Calls. The Fund may buy options on individual stocks, equity indices and equity futures contracts. The Fund’s purpose in buying these puts and calls is to protect against the effect on its portfolio of adverse changes in market prices. A put option gives the buyer the right to sell a security or contract at an agreed upon date and price. A call option gives the buyer the right to purchase the option’s underlying instrument.

(9) Rights and Warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer’s securities at a stated price for a stated time.

(10) Securities Lending. The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund’s investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a borrower defaults, the Fund may use the collateral to satisfy the loan. When cash is received as collateral, the Fund will invest the cash received in short-term instruments to earn additional income and will bear the risk of any loss on such investments.

(11) Short Sales. A short sale is generally the sale of a security that the seller does not own. In order to engage in a short sale, the Fund arranges with a broker to borrow the security being sold short. The Fund must deposit with the broker collateral, consisting of cash, or marketable securities, to secure the Fund’s obligation to replace the security and segregate liquid assets, so that the total of the amounts deposited with the broker and segregated is equal to the current value of the securities sold short. In addition, the Fund must pay the broker any dividends or interest paid on the borrowed security during the time the short position is open. In order to close out its short position, the Fund will replace the security by purchasing the security at the price prevailing at the time of replacement. If the price of the security sold short has increased since the time of the short sale, the Fund will incur a loss in addition to the costs associated with establishing, maintaining and closing out the short position. If the price of the security sold short has decreased since the time of the short sale, the Fund will experience a gain to the extent the difference in price is greater than the costs associated with establishing, maintaining and closing out the short position. The Fund may also engage in “short sales against the box” which involve selling short a security in which the Fund currently holds a position or that the Fund has a right to acquire, while at the same time maintaining its current position in that security or retaining the right to acquire the security.

(12) When-Issued Securities. The Fund may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to the Fund until a settlement takes place. At the time the Fund makes a commitment to purchase securities on a when-issued basis, it will record the transaction, reflect the daily value of the securities when determining its net asset value, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the transaction. At the time of settlement, a when-issued security may be valued below the amount of its purchase price.

To facilitate these transactions, the Fund will maintain a segregated account with the Custodian containing liquid assets in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its obligations from assets in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Fund to hedge against unanticipated changes in interest rates.

Diversification Requirements for the Fund

The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments, or should the market value of such securities decline.

Fundamental Investment Restrictions

The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are “fundamental” policies. A “fundamental” policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Fund may not:

(1) Issue senior securities.

(2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law.

(3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

(4) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund’s investment policies.

(6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

(7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

If any percentage restriction described above for the Fund is adhered to at the time of investment or other transaction, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund’s assets will not constitute a violation of the restriction.

For purposes of investment restriction (1) above, issuing senior securities shall not be considered to include (without limitation): borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees’ fees, the purchase or sale of derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, and entering into repurchase agreements, reverse repurchase agreements, roll transactions and short sales, in accordance with the Fund’s investment policies.

For purposes of investment restriction (2) above, borrowing shall not be considered to include (without limitation): investments in derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, short sales and roll transactions made in accordance with the Fund’s investment policies.

Unless otherwise provided, for purposes of investment restriction (8) above, the term “industry” shall be defined by reference to the Global Industry Classification Standard put forth by Standard & Poor’s and Morgan Stanley Capital International.

Temporary Defensive Position

For temporary or defensive purposes, the Fund may invest, without limit, in cash or quality short-term debt securities including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.

Portfolio Turnover

Generally, the Fund purchases securities for investment purposes and not for short-term trading profits. However, the Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund’s investment objective. A higher degree of portfolio activity may increase brokerage costs to the Fund.

The Fund’s portfolio turnover rate is computed by dividing the dollar amount of the securities it has purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one year) are not considered when computing the portfolio turnover rate.

For the last two fiscal years ended May 31, 2004 and May 31, 2005, the portfolio turnover rate for the Fund was 84% and 118%, respectively.

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures reasonably designed to prevent selective disclosure of the Fund’s portfolio holdings to third parties, other than disclosures that are consistent with the best interests of Fund shareholders. The Fund will disclose its portfolio holdings on a monthly basis on the 10th business day of each month by posting this information on its website. Other disclosures of portfolio holdings information will only be made following a determination by the Chief Compliance Officer of the Fund that the disclosures are in the best interests of Fund shareholders and are for a legitimate business purpose (such as to service providers or broker-dealers in connection with the performance of services for the Fund), and that the recipient is subject to a duty of confidentiality and may not trade in securities on the basis of non-

public information that may be included in these disclosures. The Chief Compliance Officer of the Fund will monitor the use of the information disclosed by approved recipients and report to the Board of Trustees at least annually regarding these disclosures, and will identify and address any potential conflicts between the Investment Manager’s interests and those of Fund shareholders in connection with these disclosures.

Other than as follows, the Trust does not have any arrangements with any person to make available information about the Fund’s portfolio securities, and the Trust’s policies and procedures prohibit any person or entity from receiving compensation or consideration of any kind in this regard.

The Fund may regularly provide non-public portfolio holdings information to the following third parties in the normal course of their performance of services to the Fund: the Subadvisor; the independent registered public accounting firm ([                        ]); the custodian (The Bank of New York); financial printers (R.R. Donnelly, Morton Graphics, Merrill Corp.); counsel to the Fund (Ropes & Gray LLP) or counsel to the Fund’s independent trustees (Sullivan & Worcester LLP); regulatory authorities; and securities exchanges and other listing organizations. Disclosures of current portfolio holdings information will be made on a daily basis with respect to the Subadvisor and the custodian. Disclosures of portfolio holdings information will be made to the Fund’s independent registered public accounting firm and financial printers on a semi-annual basis in connection with the preparation of public filings, and from time to time in the course of Fund operations. Disclosures of portfolio holdings information may be made to counsel to the Fund or counsel to the Fund’s independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with the Fund’s operations. In addition, the Fund may provide non-public portfolio holdings information to the following data providers, fund ranking/rating services, and fair valuation services: Lipper, Morningstar, and FT Interactive. The Fund may disclose month-end portfolio holdings information to each of Lipper and Morningstar generally between approximately 1 and 15 days following the end of each month.

The entities to which the Fund voluntarily discloses portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Fund, to maintain the confidentiality of the information disclosed. There can be no assurance that the Trust’s policies and procedures regarding selective disclosure of the Fund’s portfolio holdings will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

Trustees and Officers of the Trust

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund’s performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. Officers hold office at the pleasure of the Trustees.

Independent Trustees The Trustees shown in the table below are not “interested persons” of the Trust within the meaning of the 1940 Act:

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUND AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX * OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Jack W. Aber DOB: 9/9/37	Trustee since 1999	Professor of Finance, Boston University School of Management (1972-Present)	[37]	Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Series Trust (1 portfolio)

William E. Chapman, II DOB: 9/23/41	Trustee since 1999; Independent Chairman	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars); Interim Executive Vice President, QuadraMed Corporation (2001); President Retirement Plans Group, Kemper Funds (1990-1998); Trustee of Bowdoin College (2002-Present)	[37]	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Series Trust (1 portfolio)

Edward J. Kaier DOB: 9/23/45	Trustee since 1999	Partner, Hepburn Willcox, Hamilton & Putnam (1977-Present)	[37]	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Series Trust (1 portfolio)

Steven J. Paggioli DOB: 4/3/50	Trustee since 2004	Consultant (2001-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	[37]	Trustee of Professionally Managed Portfolios (21 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP, Trustee, Guardian Mutual Funds (28 Portfolios)

Eric Rakowski DOB: 6/5/58	Trustee since 1999	Professor, University of California at Berkeley School of Law (1990-Present); Visiting Professor, Harvard Law School (1998-1999)	[37]	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Series Trust (1 portfolio)

Thomas R. Schneeweis DOB: 5/10/47	Trustee since 2004	Professor of Finance, University of Massachusetts (1985-Present); Managing Director, CISDM at the University of Massachusetts, (1994-Present); President and Chief Executive Officer, Schneeweis Partners, LLC (2001-Present)	[37]	None

*	The Fund complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Interested Trustees The Trustees shown in the table below are “interested persons” of the Trust within the meaning of the 1940 Act. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with the Investment Manager and Managers Distributors, Inc. Mr. Nutt is an interested person of the Trust within the meaning of the 1940 Act by virtue of his position with, and interest in securities of, Affiliated Managers Group, Inc.

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH FUND AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE/OFFICER	OTHER DIRECTORSHIPS HELD BY TRUSTEE/OFFICER
Peter M. Lebovitz DOB: 1/18/55	Trustee since 2002; President since 1999	Managing Partner, Managers Investment Group LLC (2005-Present); President and Chief Executive Officer, The Managers Funds LLC (1999-2004); President, Managers Distributors, Inc. (2000-Present); Director of Marketing, The Managers Funds, LP (1994-1999); Director of Marketing, Hyperion Capital Management, Inc. (1993-1994); Senior Vice President, Greenwich Asset Management, Inc. (1989-1993)	[37]	None

William J. Nutt DOB: 3/30/45	Trustee since 2005	Chairman and Founder of Affiliated Managers Group, Inc., (1993-Present); Chief Executive Officer of Affiliated Managers Group, Inc. (1993-2004); Director, Affiliated Managers Group, Inc. (1993-Present); President of Affiliated Managers Group, Inc. (1993-1999); President and Chief Operating Officer, The Boston Company (1989-1993); Senior Executive Vice President, The Boston Company (1982-1989)	[37]	None

*	The Fund complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Officers

	POSITION(S) HELD WITH FUND AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
Bruce M. Aronow DOB: 5/31/65	Chief Financial Officer since 2005	Managing Partner, Managers Investment Group LLC (2005-Present); Executive Vice President and Chief Financial Officer and Principal, Rorer Asset Management (1999-2004); Chief Operating Officer, Rorer Asset Management (2001-2004); Staff Accountant, Manager and Partner, PricewaterhouseCoopers LLP (1987-1998)

Donald S. Rumery DOB: 5/29/58	Treasurer since 1999	Senior Vice President, Managers Investment Group LLC (2005-Present); Director, Finance and Planning, The Managers Funds LLC, (1994-2004); Treasurer and Chief Financial Officer, Managers Distributors, Inc. (2000-Present); Treasurer, The Managers Funds (1995-Present) and Managers Trust I and Managers Trust II (2000-present); Clerk, Managers Trust I and Secretary, Managers Trust II (2000-2004) and The Managers Funds (1997-2004)

Christine C. Carsman DOB: 4/2/52	Secretary since 2004	Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-Present); Secretary, The Managers Funds and Managers Trust II and Clerk, Managers Trust I (2004-Present); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004)

Trustee Share Ownership

	Dollar Range of Equity Securities in the Fund Beneficially Owned as of December 31, 2005	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies* Beneficially Owned as of December 31, 2005

Independent Trustees: Jack W. Aber William E. Chapman, II Edward J. Kaier Steven J. Paggioli Eric Rakowski Thomas R. Schneeweis	[_____] [_____] [_____] [_____] [_____] [_____]	[_____] [_____] [_____] [_____] [_____] [_____]

Interested Trustees: William J. Nutt Peter M. Lebovitz	[_____] [_____]	[_____] [_____]

*	The Family of Investment Companies consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Audit Committee

The Board of Trustees has an Audit Committee consisting of all of the independent Trustees. Under the terms of its charter, the Audit Committee: (a) acts for the Trustees in overseeing the Trust’s financial reporting and auditing processes; (b) receives and reviews communications from the auditors relating to the auditors’ review of the Fund’s financial statements; (c) reviews and assesses the performance and approves the compensation, retention or termination of the Trust’s independent auditors; (d) meets periodically with the independent auditors to review the annual audits of the series of the Trust, including the audit of the Fund, and pre-approve the audit services provided by the independent auditors; (e) considers and acts upon proposals for the independent auditors to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent auditors matters bearing upon the auditors’ status as “independent” under applicable standards of independence established from time to time by the Securities and Exchange Commission (“SEC”) and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.

Governance Committee

The Board of Trustees has a Governance Committee consisting of all of the Independent Trustees. Under the terms of its charter, the Governance Committee is empowered to perform a variety of functions on behalf of the Board of Trustees, including responsibility to make recommendations with respect to the following matters: (i) the nomination and selection of all individuals to be appointed or elected as Independent Trustees; (ii) the selection of an Independent Trustee to serve as the chairperson of the Trust; (iii) the compensation to be paid to Independent Trustees; (iv) the manner in which the Board of Trustees or the Independent Trustees will conduct self-evaluations; (v) the approval of advisory, subadvisory, distribution and other agreements with affiliated service providers; (vi) the approval of Rule 12b-1 plans, shareholder servicing plans and related agreements; and (vii) other matters that are appropriate for consideration by the Independent Trustees (and not otherwise the responsibility of the Audit Committee). It is the policy of the Governance Committee to consider nominees recommended by shareholders. Shareholders who would like to recommend nominees to the Governance Committee should submit the candidate’s name and background information in a sufficiently timely manner (and in any event, no later than the date specified for receipt of shareholder proposals in any applicable proxy statement of the Fund) and should address their recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund, 800 Connecticut Avenue, Norwalk, CT 06854. The Governance Committee met five times during the most recent fiscal year.

Trustees’ Compensation

Name of Trustee	Aggregate Compensation from the Fund (a)	Total Compensation from the Fund Complex Paid to Trustees (b)
Independent Trustees:
Jack W. Aber	$1,430	$70,000
William E. Chapman, II (c)	$1,430	$75,000
Edward J. Kaier (d)	$1,430	$70,000
Steven J. Paggioli	$1,430	$70,000
Eric Rakowski	$1,430	$70,000
Thomas R. Schneeweis	$1,430	$70,000

Interested Trustees:
Peter M. Lebovitz	None	None
William J. Nutt (e)	None	None

(a)	Compensation is calculated for the fiscal year ended May 31, 2005. The Fund does not provide any pension or retirement benefits for the Trustees.

(b)	Total compensation includes compensation paid during the 12-month period ending May 31, 2005 for services as Trustees of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

(c)	Mr. Chapman receives an additional $10,000 annually for being the Independent Chairman.

(d)	Mr. Kaier receives an additional $2,000 annually for serving as Audit Committee Chairman.

(e)	Mr. Nutt was appointed as an Interested Trustee in May 2005.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of [                    , 2006] no entity or person “controlled” (within the meaning of the 1940 Act) the Fund. An entity or person that “controls” the Fund could have effective voting control over the Fund.

Principal Holders

As of [                    , 2006], the following persons or entities owned of record more than 5% of the outstanding shares of the Fund:

Name and Address	No. of Shares	Percent
[to be filed by amendment]

The Trust did not know of any person who as of [                    , 2006], beneficially owned 5% or more of the Fund’s shares.

Management Ownership

As of [                    , 2006], all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.

MANAGEMENT OF THE FUND

Investment Manager and Subadvisor

The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Investment Manager serves as investment manager to the Fund. The Investment Manager is an indirect wholly-owned subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Investment Manager. The Investment Manager is located at 800 Connecticut Avenue, Norwalk, Connecticut 06854. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager, serves as distributor of the Fund.

The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating subadvisors for individuals and institutional investors. As part of its services to the Fund under an investment management agreement with the Trust (the “Investment Management Agreement”), the Investment Manager also carries out the daily administration of the Trust and the Fund. For its investment management services, the Investment Manager receives an investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment Manager is used to pay the advisory fees of Essex Investment Management Company, Inc., the Subadvisor that manages the assets of the Fund (the “Subadvisor” or “Essex”). The Investment Manager receives no additional compensation from the Fund for its administration services. Essex was selected by the Investment Manager, subject to the review and approval of the Trustees. Essex was formed in 1976. AMG owns a majority interest in Essex. As of [                    , 2006], Essex’s assets under management totaled approximately $[        ] billion. Essex’s address is 125 High Street, Boston, MA 02110.

The Subadvisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund’s investment objective, policies and restrictions. Generally, the services which the Subadvisor provides to the Fund are limited to asset management and related record-keeping services. The Subadvisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

Investment Management and Subadvisory Agreements

The Investment Manager serves as investment manager to the Fund under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more Subadvisors to assist in the performance of its services. Pursuant to the Investment

Management Agreement, the Investment Manager has entered into a Subadvisory Agreement with Essex with respect to the Fund (the “Subadvisory Agreement”).

The Investment Management Agreement and the Subadvisory Agreement shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Subadvisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Subadvisory Agreement) by the Subadvisor on not more than 60 days’ written notice to the other party and to the Fund. The Investment Management Agreement and the Subadvisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Investment Management Agreement provides that the Investment Manager is specifically responsible for:

•	developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund’s investment objective and policies as set forth in the Trust’s current Registration Statement;

•	providing research and analysis relative to the investment program and investments of the Fund;

•	determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

•	making changes on behalf of the Trust in the investments of the Fund.

Under the Subadvisory Agreement, Essex is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Fund pays all expenses not borne by its Investment Manager or Subadvisor including, but not limited to, the charges and expenses of the Fund’s custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust’s independent Trustees, 12b-1 fees (if any), all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Subadvisor or their affiliates, other than affiliated registered investment companies.

The Subadvisory Agreement requires the Subadvisor to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Subadvisor to acquire for the Fund a position in any investment which any of the Subadvisor’s other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Subadvisor makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Subadvisor. In specific cases, this system could have an adverse effect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

Compensation of Investment Manager and Subadvisor by the Fund

As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Subadvisory Agreement, the Investment Manager has agreed to pay the Subadvisor a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly. The fee paid to the Subadvisor is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

For the period June 25, 2002 (commencement of operations) through May 31, 2003 and for the fiscal years ended May 31, 2004 and May 31, 2005, no fees were paid under the Investment Management Agreement with respect to the Class A shares of the Fund (the only share class outstanding during the periods). If the Investment Manager had not agreed to waive all or a portion of its fees in connection with a contractual agreement to limit the Fund’s Class A shares’ total annual operating expenses to 1.49% of average daily net assets during the periods, the fees under that agreement would have been $11,740 for the period June 25, 2002 (commencement of operations) through May 31, 2003, $75,258 for the fiscal year ended May 31, 2004, and $162,280 for the fiscal year ended May 31, 2005.

Fee Waivers and Expense Limitations

The Investment Manager has contractually agreed to limit total annual Fund operating expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to [        ]% and [        ]% for Class A and Class C shares through [                    , 200  ], subject to later reimbursement by the Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See “Managers AMG Funds” in the Prospectus for further information. The Investment Manager has decided to waive all or a portion of its fees from the Fund or reimburse expenses to the Fund for a variety of reasons, including attempting to make the Fund’s performance more competitive as compared to similar funds.

Other Accounts Managed by the Portfolio Manager

Nancy Prial is the Portfolio Manager for the Fund. The Portfolio Manager of the Fund does not manage assets for any other registered investment company or other pooled investment vehicle accounts. As of May 31, 2005, Nancy Prial managed 73 other accounts at Essex having assets of approximately $599 million. None of the accounts managed or overseen by the Portfolio Manager had performance-based advisory fees.

Essex is not aware of any material conflicts of interest in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. Moreover, Essex has established written policies and procedures relating to its investment management and trading practices, including its trade allocation practices, as part of Essex’s internal controls in order to prevent such conflicts of interest from arising. These policies and procedures are contained in Essex’s Compliance Manual. Essex has adopted a Compliance Manual that includes a set of policies and procedures that are designed to assure that Essex complies with the requirements of the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and generally requires both Essex and its employees to deal with all clients in a fair and equitable manner. On occasion, Essex, its principals, or employees may purchase or sell, for their own accounts, securities also invested in by clients or recommended to clients. Essex maintains a Code of Ethics that is designed to prevent conflicts that such individuals may have with client securities holdings and transactions.

Portfolio Manager Compensation

The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive fixed base salaries and receive a percentage of the firm’s profits through a profit-sharing/pension plan. Second, Essex’s professionals receive a year-end bonus based on their personal performance and Essex’s composite performance relative to peers and benchmark. Third, Essex offers a competitive benefit package including comprehensive family health coverage.

Essex’s yearly investment performance drives the portfolio managers’ incentive portion (“bonus”) of their compensation package. The portfolio managers’ bonus is based on their respective portfolios’ absolute, relative, and risk-adjusted performance. Sixty percent of the evaluation is based on performance of the portfolios and 40% is based on teamwork, communication, and other subjective criteria. Essex also incents them on their 1-,2- and 3-year performance track record.

As an added retention mechanism, Essex offers ownership to both existing and prospective employees. The current ownership structure allows Essex to capitalize a portion of its free cash flow each year and transform it into stock ownership. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm’s future success.

Finally, Essex is committed to using a fundamental team approach and culture that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly.

Portfolio Manager Ownership of the Fund

As of May 31, 2005, Nancy Prial beneficially owned shares of the Fund valued at between $50,001 and $100,000.

Proxy Voting Policies and Procedures

Proxies for the Fund’s portfolio securities are voted in accordance with Essex’s proxy voting policies and procedures, which are set forth in Appendix A to this Statement of Additional Information, except that for a proxy with respect to shares of an unaffiliated money market fund used as a cash management vehicle (a “Cash Sweep Fund”), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund’s directors.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available: (i) without charge, by calling (800) 548-4539; and (ii) on the SEC’s website at http://www.sec.gov.

Codes of Ethics

The Trust, the Investment Manager, MDI and the Subadvisor have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics, which generally permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund, contain procedures that are designed to avoid the conflicts of interest that may be presented by personal securities investing.

Distribution Arrangements

MDI serves as the principal underwriter for the Fund. MDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund and (ii) by a majority of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act). MDI is not obligated to sell any specific amount of shares of any Fund.

MDI’s principal address is 800 Connecticut Avenue, Norwalk, Connecticut 06854.

Distribution and Service Plans. The Trust has adopted distribution and service plans with respect to the Class A and Class C shares of the Fund (the “Plans”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges.

Pursuant to the Plans,the Fund may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund shares and for maintenance and personal service provided to existing shareholders of that class. The Plans authorize payments to MDI up to 0.25% annually of the Fund’s average daily net assets attributable to its Class A shares. The Plans authorize payments to MDI up to 1.00% annually of the Fund’s average daily net assets attributable to its Class C shares.

The Plans further provide for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Fund shares of that class owned by clients of such broker, dealer or financial intermediary.

In accordance with the terms of the Plans, MDI provides to the Fund, for review by the Trustees, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made. In the Trustees’ quarterly review of the Plans, they will review the level of compensation the Plans provide in considering the continued appropriateness of the Plans.

Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The Plans may not be amended to increase materially the amount to be spent under the Plans without approval of the shareholders of the affected Fund, and material amendments to the Plans must also be approved by the Trustees in a manner described above. The Plans may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operations of the Plans, or by a vote of a majority of the outstanding voting securities of the Fund. The Plans will automatically terminate in the event of their assignment.

Custodian

The Bank of New York (the “Custodian”), 2 Hanson Place, Brooklyn, New York 10286, is the Custodian for the Fund. The Custodian is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the name of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent

PFPC, Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769, is the transfer agent (the “Transfer Agent”) for the Fund.

Independent Registered Public Accounting Firm

[                                         ], is the independent registered public accounting firm for the Fund. [                    ] conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of the Fund’s federal and state income tax returns and may provide other audit, tax and related services.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Subadvisory Agreement provides that the Subadvisor place all orders for the purchase and sale of securities held in the Fund’s portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Subadvisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Subadvisor shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Subadvisor is authorized by the Trustees to consider the “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Subadvisor is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Subadvisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Subadvisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Subadvisor. The Fund may purchase and sell portfolio securities through brokers who provide the Subadvisor with research services.

The Trust has entered into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best price and execution, the Subadvisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund. There is no specific amount of brokerage that is required to be placed through such brokers. In all cases, brokerage recapture arrangements relate solely to expenses of the Fund and not to expenses of the Investment Manager or the Subadvisor.

The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Subadvisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadvisor.

The fees of the Subadvisor are not reduced by reason of its receipt, if any, of such brokerage and research services. Generally, the Subadvisor does not provide any services to the Fund except portfolio investment management and related record-keeping services.

For the period June 25, 2002 (commencement of operations) to May 31, 2003 and for the fiscal years ended May 31, 2004 and May 31, 2005, the Fund paid brokerage commissions of $11,391, $102,245, and $196,422, respectively.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Investors may open accounts with the Fund through their financial planners or investment professionals, or through the Trust in circumstances as described in the current Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain record-keeping services. Certain processing organizations and others may receive compensation from the Investment Manager out of its legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

Purchase orders received by the Trust by 4:00 p.m. New York Time, at the address listed in the current Prospectus on any Business Day will receive the net asset value computed that day. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Investment Manager will also receive that day’s offering price, provided the orders the processing organization transmits to the Investment Manager were received in proper form by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal funds or bank wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into contractual arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. However, during this 15-day period, such shareholder may exchange such shares into any series of the Trust described in this Statement of Additional Information. The 15-day holding period for redemptions would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Trust can redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Trust or the Custodian will be accepted. The Fund and MDI reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder’s account on the Trust’s books maintained by the Transfer Agent.

Redeeming Shares

Any redemption orders received in proper form by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of regular business of the New York Stock Exchange (“NYSE”) on that day. Redemption orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day, provided the orders the processing organization transmits to the Fund were received in proper form by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York Time will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Trust reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $500, due to redemptions. Whether the Trust will exercise the right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Trust determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under “Net Asset Value,” and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder’s taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder’s account. In addition, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

An investor may exchange shares from the Fund into shares of the same class of any of the other funds managed by the Investment Manager (for a current list of these funds, call (800) 548-4539). Since an exchange is the sale of shares of the Fund and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in the Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund’s minimum investment amount. Settlement on the purchase of shares of another fund will occur when the proceeds from redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time. Holding your shares through a financial intermediary, such as a broker, may affect your ability to use the exchange privilege or other investor services.

Reductions and Waivers of Sales Charges

Reduction of Class A Sales Charge

Rights of Accumulation. The Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase shares of the Fund at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser’s holdings of shares of the Fund and any other funds managed by the Investment Manager. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

Letter of Intent. Any shareholder may qualify for a reduced sales charge on purchases of shares made within a 13-month period pursuant to a Letter of Intent (LOI). Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all Funds of the Trust owned by the shareholder. Such value is determined based on the net asset value on the date of the LOI. During the term of an LOI, the Transfer Agent will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder’s account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within 20 days after a written request by the Transfer Agent pay such difference in sales charge, the Transfer Agent will redeem an appropriate number of escrowed shares in order to realize such difference. Additional information about the terms of the LOI are available from your broker, dealer or other financial intermediary or from the Transfer Agent at 800-986-3384.

Waiver of Class A Initial Sales Charge

No sales charge is imposed on sales of Class A shares to certain investors. However, in order for the Class A sales charge waivers to be effective, the Transfer Agent must be notified of the waiver when the purchase order is placed. The Transfer Agent may require evidence of your qualification for the waiver. No sales charge is imposed on the following investments:

•	Additional investments by accounts established prior to February 28, 2006 (the date on which the Fund’s existing share class was redesignated Class A shares);

•	By current or retired officers, directors or employees (and their immediate family, including: parents, grandparents, spouse, children, grandchildren, siblings, father-in-law, mother-in-law, sister/brother-in-law, daughter/son-in-law, niece, nephew, and same sex domestic partners) of the Trust, the Investment Manager and its affiliates and the Transfer Agent;

•	By any participant in (i) a tax qualified retirement plan provided that the initial amount invested by the plan totals $500,000 or more, the plan has 50 or more employees eligible to participate at the time of purchase, or the plan certifies that it will have projected annual contributions of $200,000 or more; or (ii) by one of a group of tax qualified employee benefit plans that purchase through an omnibus account relationship with the Funds maintained by a single service provider, provided that such plans make an aggregated initial investment of $500,000 or more;

•	By an omnibus account established by a sponsor for tax-qualified employee benefit plans where the sponsor provides recordkeeping services for the plans, and has entered into an agreement with MDI or the Trust in connection with such account;

•	By an omnibus account established by an administrator for tax-qualified employee benefit plans where the administrator provides recordkeeping and administrative services for the plans, and has entered into an agreement with MDI in connection with such account;

•	By brokers, dealers, and other financial intermediaries that have a selling agreement with MDI, if they purchase shares for their own accounts or for retirement plans for their employees;

•	By employees and registered representatives (and their immediate family, including: parents, grandparents, spouse, children, grandchildren, siblings, father-in-law, mother-in-law, sister/brother-in-law, daughter/son-in-law, niece, nephew, and same sex domestic partners) of brokers, dealers, and other financial intermediaries described above; the purchaser must certify to MDI at the time of the purchase that the purchase is for the purchaser’s own account (or for the benefit of such individual as listed above);

•	By any charitable organization, state, county, city, or any instrumentality, department, authority or agency thereof which has determined that Class A is a legally permissible investment and which is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company;

•	By one or more members of a group of at least 100 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor children of such persons, pursuant to a marketing program between MDI and such group;

•	Through an investment advisor who makes such purchases through a broker, dealer, or other financial intermediary (each of which may impose transaction fees on the purchase), or by an investment advisor for its own account or for a bona fide advisory account over which the investment advisor has investment discretion;

•	Through a broker, dealer or other financial intermediary which maintains a net asset value purchase program;

•	Through bank trust departments or trust companies on behalf of bona fide trust or fiduciary accounts by notifying MDI in advance of purchase; a bona fide advisory, trust or fiduciary account is one which is charged an asset-based fee and whose purpose is other than purchase of Fund shares at net asset value;

•	By purchasers in connection with investments related to a bona fide medical savings account; or

•	By an account established under a wrap fee or asset allocation program where the accountholder pays the sponsor an asset-based fee.

Class C shares are offered without an initial sales charge to investors. However, a CDSC may apply if the shares are sold within 12 months of purchase.

Waivers of Contingent Deferred Sales Charge for Class C Shares

To obtain a waiver of the contingent deferred sales charge, you must notify the Transfer Agent, who may require evidence of your qualification. The contingent deferred sales charge will not apply to:

•	Benefit payments under Retirement Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under Retirement Plans.

•	Eligible Mandatory Distributions under 403(b) Plans and individual retirement accounts to shareholders who have attained the age of 70 1/2 (waiver applies only to amounts necessary to meet the required minimum amount).

•	Death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of the shareholder if such shares are redeemed within one year of death or determination of disability.

•	Payments under a Systematic Withdrawal Plan (“SWP”) not to exceed 10% of the account value per year. The 10% threshold will be calculated as of the date of the initial SWP payment, and re-calculated annually on the anniversary date thereof. Shares acquired from dividend and capital gain reinvestment are included in calculating the account value and the 10% threshold. If the total of such SWP payments within the twelve months subsequent to a calculation date exceeds the 10% threshold, then the entire SWP for the period shall be subject to the applicable sales load. To qualify for SWP treatment, an account must have a minimum value of $25,000 at inception of the Plan.

Net Asset Value

The Fund computes its net asset value for each class of shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value per share of each class of the Fund is equal to the value of the Fund’s assets attributable to that class minus liabilities allocable to that class divided by that class’s shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, over-the-counter securities are generally valued on the basis of the last quoted sale price or, lacking any sales, on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

Frequent Purchase and Redemption Arrangements

The Trust does not have any arrangements with any person to permit frequent purchases and redemptions of Fund shares, and no compensation or other consideration is received by the Fund, the Investment Manager or any other party in this regard.

Dividends and Distributions

The Fund declares and pays dividends and distributions as described in the Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder’s address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

CERTAIN FEDERAL INCOME TAX MATTERS

The following summary of certain federal income tax considerations is intended for general informational purposes only. This discussion is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokerage dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws. This summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF FEDERAL, STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of Funds—in General

The Fund intends to qualify and elect to be treated each taxable year as a “regulated investment company” under Subchapter M of the Code. In order to so qualify and elect, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (all such income, “Qualifying Income”); and (b) invest the Fund’s assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of (x) any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses or (y) in the securities of one or more “qualified partially traded partnerships” as the term is defined in the Code.

If the Fund were to fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions by the Fund, including any distributions of net long-term capital gains, would be taxable to shareholders in the same manner as other regular corporate dividends to the extent of the Fund’s current or accumulated earnings and profits. Furthermore, if shareholders receive a distribution in excess of current or accumulated earnings and profits, they would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder’s basis in the shareholder’s shares would be taxable as gain realized from the sale of such shares. The Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund qualifies as a regulated investment company, the Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Fund’s Investments

Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Accrued original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not cash on the debt security is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In general, in the case of a debt security that has a fixed maturity date of more than one year from the date of issue and has market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently.

Futures and Options Transactions. Certain of the Fund’s investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund’s income for purposes of determining whether 90% of the Fund’s gross income is Qualifying Income, and require inclusion of unrealized gains in the Fund’s income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, futures contracts, options on futures contracts, options on securities, and options on security indices. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company. Under various provisions of the Code, the result of such investments and transactions may be to change the character of recognized gains and losses, accelerate the recognition of certain gains and losses, and defer the recognition of certain losses. For example, the tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on debt securities and options on futures contracts) will be governed by section 1256 of the Code. Absent a tax election for “mixed straddles” (described below), each such position held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if it were closed out), and all resulting gain or loss will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, with subsequent adjustments made to any gain or loss realized upon an actual disposition of such positions (currently, the 60% long-term portion will be treated as if held for more than 12 months). When the Fund holds an option or contract governed by section 1256 which substantially diminishes the Fund’s risk of loss with respect to another position held by the Fund that is not governed by section 1256 (as might occur in some hedging transactions), that combination of positions generally will be a “mixed straddle” that is subject to the straddles rules of section 1092 of the Code. The application of section 1092 might result in deferral of losses, adjustments in the holding periods of the Fund’s securities and conversion of short-term capital losses into long-term capital losses. The Fund may make certain tax elections for its “mixed straddles” that could alter certain effects of section 1256 or section 1092.

The Fund may elect to treat gains or losses from certain foreign currency positions as capital gains or losses; net short-term gains arising therefrom, to the extent not offset by capital losses, together with profits from foreign currency positions producing ordinary income for which such an election is not made, will be taxable as ordinary income. The Fund’s transactions in foreign currencies or foreign currency-denominated instruments are likely to produce a difference between the Fund’s book income and the Fund’s taxable income. If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits, (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate income tax liability at the Fund level.

Tax Implications of Certain Investments. Certain of the Fund’s investments will create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of the Fund’s taxable income will, in most cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of the Fund.

Federal Income Taxation of Shareholders

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owns or is considered to have owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gains from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that the Fund owns or is considered to have owned for one year or less will be taxable to shareholders as ordinary income. For taxable years beginning before January 1, 2009, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquired other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

A portion of the dividends paid by the Fund to shareholders that are corporations may be eligible for the 70% dividends-received deduction.

Any dividend declared in October, November or December of any calendar year and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31 of such calendar year, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by the Fund can result in a reduction in the fair market value of the Fund’s shares. Should a distribution reduce the fair market value below a shareholder’s cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital.

Foreign Taxes

Dividend or interest income received from securities of a non-U.S. issuer may be withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries is not known. If more than 50% of the value of the Fund’s total assets at the close of a taxable year consists of stocks or securities in foreign corporations the Fund may be entitled to elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, if the Fund elected to pass through to its shareholders such foreign income taxes, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund and will be treated as having paid such foreign taxes. The shareholders generally will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes.

Tax-Exempt Investors

If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (collectively, “Tax-Exempt Investors”) incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income (“UBTI”). In that case, the UBTI portion of the Tax-Exempt Investor’s income from its investment in the Fund for the year generally would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor’s average acquisition debt balance to the average tax basis of its shares for the year.

State and Local Taxes

The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisors concerning the foregoing state and local tax consequences of investing in the Fund.

Other Taxation

The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS ABOUT THE APPLICATION OF THE PROVISIONS OF FEDERAL, STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT IN THE FUND IN LIGHT OF THEIR PARTICULAR TAX SITUATIONS.

OTHER INFORMATION

Massachusetts Business Trust

The Fund is a series of a “Massachusetts business trust.” A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and is described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee, agent or shareholder of the Fund is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust’s Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares

The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See “Massachusetts Business Trust” above. The Trustees may classify or reclassify any series of the Trust into one or more classes. The Trustees have authorized the issuance of two classes of shares of the Fund – Class A and Class C.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Business Trust” above. Shares of the Fund have no preemptive or conversion rights and are fully paid and non-assessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Each class will vote separately on matters affecting only that class or as otherwise required by law. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust’s outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of such additional series, to the extent required by the 1940 Act.

Additional Information

This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington D.C.

Statements contained in the Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or MDI. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or MDI to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

The Fund’s audited Financial Statements for the fiscal year ended May 31, 2005 and the related Notes to the Financial Statements for the Fund, as well as the Report of Independent Registered Public Accounting Firm by [                    ], and the Fund’s unaudited Financial Statements for the fiscal half-year ended November 30, 2005 and the related Notes the Financial Statements for the Fund, are incorporated by reference into this Statement of Additional Information from the Fund’s Annual Report for the fiscal year ended May 31, 2005 and Semi-Annual Report for the fiscal half-year ended November 30, 2005, respectively, each filed with the SEC. The Fund’s Annual and Semi-Annual Reports are available without charge by calling the Fund at (800) 548-4539 or by visiting the Fund’s website at www.managersinvest.com or on the SEC’s website at www.sec.gov.

APPENDIX A

Essex Investment Management Company, LLC

Policies and Procedures for Proxy Voting

Essex Investment Management Company, LLC (EIM) has a contractual agreement with Institutional Shareholders Services (ISS). This service votes proxies for about 300+ institutional and individual clients. In addition, our institutional clients are actually voted according to an agreed upon voting defaults for both Taft-Hartley Union/Public Plan Sponsors and all other clients. Under both services, Essex Investment Management Company, LLC can override a specific proxy vote should we feel the situation is warranted.

Voting Philosophy:

Taft-Hartley/Public Plan Sponsors: Proxy Voter Services (PVS), an independent division of ISS, serves designated Taft-Hartley funds, public plan sponsors and their investment managers with comprehensive proxy voting services. PVS votes proxies in the best long-term economic interest of the plan participants and beneficiaries, conforming to AFL-CIO voting guidelines. In addition to the actual voting process, PVS provides a well researched analysis that meets the fiduciary duty to protect plan assets as required by the U. S. Department of labor and Employee Retirement Income Security Act of 1974.

All other Clients: ISS Voting Agent Service (VAS), an independent division of ISS, serves designated clients with comprehensive proxy voting services. The proxy voting is based on an agreed upon voting criteria that we believe will be in the best interest of the plan participant or individual’s best economic interest. This also meets the fiduciary duty to protect plan assets as required by the U. S. Department of labor and Employee Retirement Income Security Act of 1974.

ISS Proxy Voting Guidelines Summaries for both PVS and VAS voting criteria are available to all clients of EIM upon request.

Operational Procedures:

Account Set-up: Upon legal confirmation that Essex will vote proxies for a new client, EIM will provide the client’s custodian with the appropriate mailing address for the proxy ballots. EIM routinely receives voting reports from ISS to assure that all eligible clients are voting

Proxy Voting Reporting: In accordance with recent Security and Exchange Commission (SEC), EIM is able to provide detailed voting results for a specific client upon request. The detail would include:

1.	The name of the issuer of the portfolio

2.	The CUSIP of the portfolio security

3.	The shareholder meeting date

4.	A description of the matter voted on

5.	Whether the matter was proposed by the issuer or by a security holder

6.	How the proxy question was voted: For or Against the proposal, Abstain or Not Voted, for or withhold regarding election of specific directors.

7.	Whether the vote that was cast was For or Against management’s recommendation.

Appendix A

Account Closing or Discontinuance of Proxy Voting: Should an account terminate EIM as an investment adviser or the client wishes to discontinue Essex as a voting agent, we notify the client custodian and ISS that EIM is no longer the voting agent

MANAGERS AMG FUNDS

SYSTEMATIC VALUE FUND

Class A

Class C

Managers Class

STATEMENT OF ADDITIONAL INFORMATION

DATED [February 28, 2006]

You can obtain a free copy of the Prospectus for Systematic Value Fund (the “Fund”) by calling the Fund at (800) 548-4539. The Prospectus provides basic information about investing in the Fund.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund’s Prospectus.

The Financial Statements of the Fund, including the Report of Independent Registered Public Accounting Firm, for the fiscal year ended February 28, 2005 included in the Fund’s Annual Report for the fiscal year ended February 28, 2005 and the Financial Statements of the Fund for the fiscal half-year ended August 31, 2005 included in the Fund’s Semi-Annual Report for the fiscal half-year ended August 31, 2005 are incorporated into this Statement of Additional Information by reference (meaning such documents are legally a part of this Statement of Additional Information). The Annual and Semi-Annual Reports are available without charge by calling the Fund at (800) 548-4539 or by visiting the Fund’s website at www.managersinvest.com.

SUBJECT TO COMPLETION

Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

GENERAL INFORMATION

This Statement of Additional Information relates only to the Systematic Value Fund (the “Fund”). The Fund has three classes of shares, the Class A, Class C and Managers Class shares. The Fund is a series of shares of beneficial interest of Managers AMG Funds, a Massachusetts business trust (the “Trust”) and part of the Managers Funds Family of Funds. The Trust was organized on June 18, 1999.

This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund’s investment objective and policies. It should be read in conjunction with the Fund’s current Prospectus. The Trust’s executive office is located at 800 Connecticut Avenue, Norwalk, CT 06854.

Managers Investment Group LLC (the “Investment Manager”), an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. See “Management of the Fund.”

ADDITIONAL INVESTMENT POLICIES

The following is additional information regarding the investment policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Fund is a diversified, open-end management investment company.

Medium- and Large-Capitalization Companies

Under normal circumstances, the Fund primarily invests in common and preferred stocks of U.S. companies that, at the time of the Fund’s purchase, have market capitalizations over $2.5 billion.

Investment Techniques and Associated Risks

The following are descriptions of the types of securities and instruments that may be purchased by the Fund. The information below does not describe every type of investment, technique or risk to which the Fund may be exposed. The Fund reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed below under “Fundamental Investment Restrictions.”

(1) Cash Equivalents. Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

Bankers Acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become “accepted” when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. dollars and are “accepted” by foreign branches of major U.S. commercial banks.

Certificates of Deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Commercial Paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than nine (9) months. Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers.

Repurchase Agreements. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally reflects the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into a repurchase agreement for a period of more than seven (7) days.

1

Repurchase agreements are subject to certain risks. If a seller defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, the Fund’s ability to dispose of the collateral may be delayed or limited.

(2) Reverse Repurchase Agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a price and on a date mutually agreed upon between the parties. The price reflects interest at a rate in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), a reverse repurchase agreement is treated as a borrowing and, therefore, a form of leverage which may magnify any gains or losses for the Fund.

The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the term of the reverse repurchase agreement itself. The Fund will establish and maintain a segregated account with the custodian that contains liquid assets in an amount equal to the amount of its obligation under the reverse repurchase agreement.

(3) Securities Lending. The Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund’s investment policies and restrictions. Any loan of portfolio securities must be secured by collateral that is equal to or greater than the value of the loan. If a borrower defaults, the Fund may use the collateral to satisfy the loan. When cash is received as collateral, the Fund will invest the cash received in short-term instruments to earn additional income and will bear the risk of any loss on such investments.

(4) Futures Contracts. When the fund enters into a futures contract, it agrees to buy or sell the contract’s underlying instrument at a future date and agreed upon price. The Fund deposits and maintains initial margin equal to a specified percentage of the value of the contract until the contract is closed out. The Fund may either hold a futures contract position until the contract date or may enter into a closing transaction to terminate the contract prior to the contract date. When the Fund buys or sells a futures contract, it must also segregate liquid assets equivalent to the Fund’s outstanding obligation under the contract.

There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Equity Index Futures Contracts. An equity index futures contract is an agreement for a Fund to buy or sell an index relating to an equity securities index at a mutually agreed upon date and price.

Interest Rate Futures Contracts. An interest rate futures contract is an agreement to buy or sell fixed-income securities at a mutually agreed upon date and price.

The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

(5) Option Contracts.

Covered Call Options. The Fund may write (“sell”) covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts provided the options are listed on a national securities exchange or a futures exchange.

A call option is a short-term contract that is generally for no more than nine (9) months. The contract gives the buyer, in return for the premium paid to the Seller of the option, the right to buy the underlying security or contract at an agreed upon price from the option seller prior to the expiration of the option. The buyer can purchase the underlying security or contract at the agreed upon price regardless of its market price. A call option is considered “covered” if the party that is writing the option owns or has a right to immediately acquire the underlying security or contract.

2

The Fund may terminate its obligation under an outstanding written call option by making a “closing purchase transaction.” The Fund makes a closing purchase transaction when it buys a call option on the same security or contract that has the same price and expiration date. The Fund will realize a loss if the cost of the closing purchase transaction is more than the amount received from writing the option it is closing out. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that a secondary market will exist when the Fund seeks to make a closing purchase transaction.

There are costs and risks associated with writing covered call options. The Fund incurs brokerage expenses in writing to cover call options as well as fees for any purchases and sales of the underlying securities or contracts. Writing covered call options may increase the Fund’s portfolio turnover rate. If the value of the instrument underlying a covered call option written by the Fund increases above the option price, the Fund will not benefit from the appreciation. In addition, underlying market and securities prices may not perform as expected, resulting in losses to the Fund.

Covered Put Options. The Fund may write (“sell”) covered put options on individual stocks, equity indices and futures contracts, including equity index futures contracts.

A put option is a short-term contract that is generally for no more than nine (9) months. This contract gives the buyer, in return for a premium paid to the seller of the option, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the agreed upon price regardless of its market price. A put option is considered “covered” if the Fund that is writing the option has a short position with respect to the instrument underlying the option or has a right to immediately resell the underlying security or contract at a price equal to or greater than the put price. The seller of a put option assumes the risk of the decrease of the value of the underlying instrument and will not benefit from the effect of market price declines on its covering position. If the underlying instrument decreases in value, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

The Fund may terminate its obligation under an outstanding written option by making a “closing purchase transaction.” The Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. The Fund will realize a loss if the cost of the closing purchase transaction is more than the amount received writing the option it is closing out. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that a secondary market will exist when the Fund seeks to make a closing purchase transaction.

There are costs and risks associated with writing covered put options. The Fund incurs brokerage expenses in writing covered put options as well as fees for any transactions in the options underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered put option. In addition, underlying market and securities prices may not perform as expected resulting in losses to the Fund.

Dealer Options. Dealer Options are also known as Over-the-Counter options (“OTC Options”). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The Subadvisor considers the creditworthiness and financial strength of the counterparty before entering into an OTC Option.

Puts and Calls. The Fund may buy options on individual stocks, equity indices and equity futures contracts. The Fund’s purpose in buying these puts and calls is to protect against the effect on its portfolio of adverse changes in market prices. A put option gives the buyer the right to sell a security or contract at an agreed upon date and price. A call option gives the buyer the right to purchase the option’s underlying instrument.

Diversification Requirements for the Fund

The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

3

Fundamental Investment Restrictions

The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are “fundamental” policies. A “fundamental” policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

The Fund may not:

(1) Issue senior securities.

(2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law.

(3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

(4) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

(5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund’s investment policies.

(6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

(7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

(8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund’s assets will not constitute a violation of the restriction.

4

For purposes of investment restriction (1) above, issuing senior securities shall not be considered to include (without limitation): borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees’ fees, the purchase or sale of derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, and entering into repurchase agreements, reverse repurchase agreements, roll transactions and short sales, in accordance with the Fund’s investment policies.

For purposes of investment restriction (2) above, borrowing shall not be considered to include (without limitation): investments in derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, short sales and roll transactions made in accordance with the Fund’s investment policies.

Unless otherwise provided, for purposes of investment restriction (8) above, the term “industry” shall be defined by reference to the Global Industry Classification Standard put forth by Standard & Poor’s and Morgan Stanley Capital International.

Temporary Defensive Position

For temporary or defensive purposes, the Fund may invest, without limit, in cash or quality short-term debt securities including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.

Portfolio Turnover

Generally, the Fund purchases securities for investment purposes and not for short-term trading profits. However, the Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund’s investment objective. A higher degree of portfolio activity may increase brokerage costs to the Fund.

The Fund’s portfolio turnover rate is computed by dividing the dollar amount of the securities it has purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one year) are not considered when computing the portfolio turnover rate.

For the period April 1, 2002 (commencement of operations) through February 28, 2003 and for the fiscal years ending February 29, 2004 and February 28, 2005 the portfolio turnover rate for the Fund was 119%, 132% and 154%, respectively.

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures reasonably designed to prevent selective disclosure of the Fund’s portfolio holdings to third parties, other than disclosures that are consistent with the best interests of Fund shareholders. The Fund will disclose its portfolio holdings on a monthly basis on the 10th business day of each month by posting this information on its website. Other disclosures of portfolio holdings information will only be made following a determination by the Chief Compliance Officer of the Fund that the disclosures are in the best interests of Fund shareholders and are for a legitimate business purpose (such as to service providers or broker-dealers in connection with the performance of services for the Fund), and that the recipient is subject to a duty of confidentiality and may not trade in securities on the basis of non-public information that may be included in these disclosures. The Chief Compliance Officer of the Fund will monitor the use of the information disclosed by approved recipients and report to the Board of Trustees at least annually regarding these disclosures, and will identify and address any potential conflicts between the Investment Manager’s interests and those of Fund shareholders in connection with these disclosures.

Other than as follows, the Trust does not have any arrangements with any person to make available information about the Fund’s portfolio securities, and the Trust’s policies and procedures prohibit any person or entity from receiving compensation or consideration of any kind in this regard.

5

The Fund may regularly provide non-public portfolio holdings information to the following third parties in the normal course of their performance of services to the Fund: the Subadvisor; the independent registered public accounting firm ([                    ]); the custodian (The Bank of New York); financial printers (R.R. Donnelly, Morton Graphics, Merrill Corp.); counsel to the Fund (Ropes & Gray LLP) or counsel to the Fund’s independent trustees (Sullivan & Worcester LLP); regulatory authorities; and securities exchanges and other listing organizations. Disclosures of current portfolio holdings information will be made on a daily basis with respect to the Subadvisor and the custodian. Disclosures of portfolio holdings information will be made to the Fund’s independent registered public accounting firm and financial printers on a semi-annual basis in connection with the preparation of public filings, and from time to time in the course of Fund operations. Disclosures of portfolio holdings information may be made to counsel to the Fund or counsel to the Fund’s independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with the Fund’s operations. In addition, the Fund may provide non-public portfolio holdings information to the following data providers, fund ranking/rating services, and fair valuation services: Lipper, Morningstar, and FT Interactive. The Fund may disclose month-end portfolio holdings information to each of Lipper and Morningstar generally between approximately 1 and 15 days following the end of each month.

The entities to which the Fund voluntarily discloses portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Fund, to maintain the confidentiality of the information disclosed. There can be no assurance that the Trust’s policies and procedures regarding selective disclosure of the Fund’s portfolio holdings will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

6

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

Trustees and Officers of the Trust

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund’s performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 800 Connecticut Avenue, Norwalk, Connecticut 06854.

There is no stated term of office for Trustees. Trustees serve until their resignation, retirement or removal in accordance with the Trust’s organizational documents and policies adopted by the Board from time to time. Officers hold office at the pleasure of the Trustees.

Independent Trustees

The Trustees shown in the table below are not “interested persons” of the Trust within the meaning of the 1940 Act:

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUND AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX * OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Jack W. Aber DOB: 9/9/37	Trustee since 1999	Professor of Finance, Boston University School of Management (1972-Present)	[37]	Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Series Trust (1 portfolio)

William E. Chapman, II DOB: 9/23/41	Trustee since 1999; Independent Chairman	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars); Interim Executive Vice President, QuadraMed Corporation (2001); President Retirement Plans Group, Kemper Funds (1990-1998); Trustee of Bowdoin College (2002-Present)	[37]	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Series Trust (1 portfolio)

Edward J. Kaier DOB: 9/23/45	Trustee since 1999	Partner, Hepburn Willcox, Hamilton & Putnam (1977-Present)	[37]	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Series Trust (1 portfolio)

7

Steven J. Paggioli DOB: 4/3/50	Trustee since 2004	Consultant (2001-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	[37]	Trustee of Professionally Managed Portfolios (21 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP, Trustee, Guardian Mutual Funds (28 Portfolios)

Eric Rakowski DOB: 6/5/58	Trustee since 1999	Professor, University of California at Berkeley School of Law (1990-Present); Visiting Professor, Harvard Law School (1998-1999)	[37]	Trustee of Third Avenue Trust (4 portfolios); Trustee of Third Avenue Variable Series Trust (1 portfolio)

Thomas R. Schneeweis DOB: 5/10/47	Trustee since 2004	Professor of Finance, University of Massachusetts (1985-Present); Managing Director, CISDM at the University of Massachusetts, (1994-Present); President and Chief Executive Officer, Schneeweis Partners, LLC (2001-Present)	[37]	None

*	The Fund complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

8

Interested Trustees

The Trustees shown in the table below are “interested persons” of the Trust within the meaning of the 1940 Act. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with the Investment Manager and Managers Distributors, Inc. Mr. Nutt is an interested person of the Trust within the meaning of the 1940 Act by virtue of his position with, and interest in securities of, Affiliated Managers Group, Inc..

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUND AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX* OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Peter M. Lebovitz DOB: 1/18/55	Trustee since 2002; President since 1999	Managing Partner, Managers Investment Group LLC (2005-Present); President and Chief Executive Officer, The Managers Funds LLC (1999-2004); President, Managers Distributors, Inc. (2000-Present); Director of Marketing, The Managers Funds, LP (1994-1999); Director of Marketing, Hyperion Capital Management, Inc. (1993-1994); Senior Vice President, Greenwich Asset Management, Inc. (1989-1993)	[37]	None

William J. Nutt DOB: 3/30/45	Trustee since 2005	Chairman and Founder of Affiliated Managers Group, Inc., (1993-Present); Chief Executive Officer of Affiliated Managers Group, Inc. (1993-2004); Director, Affiliated Managers Group, Inc. (1993-Present); President of Affiliated Managers Group, Inc. (1993-1999); President and Chief Operating Officer, The Boston Company (1989-1993); Senior Executive Vice President, The Boston Company (1982-1989)	[37]	None

*	The Fund complex consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Officers

	POSITION(S) HELD WITH THE FUND AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
Bruce M. Aronow DOB: 5/31/65	Chief Financial Officer since 2005	Managing Partner, Managers Investment Group LLC (2005-Present); Executive Vice President and Chief Financial Officer and Principal, Rorer Asset Management (1999-2004); Chief Operating Officer, Rorer Asset Management (2001-2004); Staff Accountant, Manager and Partner, PricewaterhouseCoopers LLP (1987-1998)

Donald S. Rumery DOB: 5/29/58	Treasurer since 1999	Senior Vice President, Managers Investment Group LLC (2005-Present); Director, Finance and Planning, The Managers Funds LLC, (1994-2004); Treasurer and Chief Financial Officer, Managers Distributors, Inc. (2000-Present); Treasurer, The Managers Funds (1995-Present) and Managers Trust I and Managers Trust II (2000-present); Clerk, Managers Trust I and Secretary, Managers Trust II (2000-2004) and The Managers Funds (1997-2004)

Christine C. Carsman DOB: 4/2/52	Secretary since 2004	Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-Present); Secretary, The Managers Funds and Managers Trust II and Clerk, Managers Trust I (2004-Present); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004)

9

Trustee Share Ownership

	Dollar Range of Equity Securities in the Fund Beneficially Owned as of December 31, 2005	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies* Beneficially Owned as of December 31, 2005
Independent Trustees: Jack W. Aber William E. Chapman, II Edward J. Kaier Steven J. Paggioli Eric Rakowski Thomas R. Schneeweis	[________] [________] [________] [________] [________] [________]	[________] [________] [________] [________] [________] [________]

Interested Trustees: William J. Nutt Peter M. Lebovitz	[________] [________]	[________] [________]

*	The Family of Investment Companies consists of Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II.

Audit Committee

The Board of Trustees has an Audit Committee consisting of all of the Independent Trustees. Under the terms of its charter, the Audit Committee: (a) acts for the Trustees in overseeing the Trust’s financial reporting and auditing processes; (b) receives and reviews communications from the auditors relating to the auditors’ review of the Fund’s financial statements; (c) reviews and assesses the performance and approves the compensation, retention or termination of the Trust’s independent auditors; (d) meets periodically with the independent auditors to review the annual audits of the series of the Trust, including the audit of the Fund, and pre-approve the audit services provided by the independent auditors; (e) considers and acts upon proposals for the independent auditors to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent auditors matters bearing upon the auditors’ status as “independent” under applicable standards of independence established from time to time by the Securities and Exchange Commission (“SEC”) and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record-keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.

Governance Committee

The Board of Trustees has a Governance Committee consisting of all of the Independent Trustees. Under the terms of its charter, the Governance Committee is empowered to perform a variety of functions on behalf of the Board of Trustees, including responsibility to make recommendations with respect to the following matters: (i) the nomination and selection of all individuals to be appointed or elected as Independent Trustees; (ii) the selection of an Independent Trustee to serve as the chairperson of the Trust; (iii) the compensation to be paid to Independent Trustees; (iv) the manner in which the Board of Trustees or the Independent Trustees will conduct self-evaluations; (v) the approval of advisory, subadvisory, distribution and other agreements with affiliated service providers; (vi) the approval of Rule 12b-1 plans, shareholder servicing plans and related agreements; and (vii) other matters that are appropriate for

10

consideration by the Independent Trustees (and not otherwise the responsibility of the Audit Committee). It is the policy of the Governance Committee to consider nominees recommended by shareholders. Shareholders who would like to recommend nominees to the Governance Committee should submit the candidate’s name and background information in a sufficiently timely manner (and in any event, no later than the date specified for receipt of shareholder proposals in any applicable proxy statement of the Fund) and should address their recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund, 800 Connecticut Avenue, Norwalk, CT 06854. The Governance Committee met five times during the most recent fiscal year.

Trustees’ Compensation

Compensation Table:

Name of Trustee	Aggregate Compensation from the Fund (a)	Total Compensation from the Fund Complex Paid to Trustees (b)
Independent Trustees:
Jack W. Aber	$240	$51,500
William E. Chapman, II(c)	$240	$52,500
Edward J. Kaier(d)	$240	$51,500
Steven J. Paggioli	$240	$49,000
Eric Rakowski	$240	$51,500
Thomas R. Schneeweis	$240	$49,000

Interested Trustees:
Peter M. Lebovitz	None	None
William J. Nutt(e)	None	None

(a)	Compensation is calculated for the fiscal year ended February 28, 2005. The Fund does not provide any pension or retirement benefits for the Trustees.

(b)	Total compensation includes compensation paid during the 12-month period ending February 28, 2005 for services as Trustees of the Trust, The Managers Funds, Managers Trust I and Managers Trust II.

(c)	Mr. Chapman receives an additional $10,000 annually for being the Independent Chairman.

(d)	Mr. Kaier receives an additional $2,000 annually for serving as Audit Committee Chairman.

(e)	Mr. Nutt was appointed as an Interested Trustee in May 2005.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of [                    , 2006], [                                                 ], “controlled” (within the meaning of the 1940 Act) the Fund. An entity or person that “controls” the Fund could have effective voting control over the Fund. [[            ] holds Fund shares as nominee for the benefit of certain pension plans as indicated below.]

Principal Holders

As of [________, 2006], the following persons or entities owned of record more than 5% of the outstanding shares of the Fund:

Name and Address	No. of Shares	Percent
[to be filed by amendment]

The Trust did not know of any person who, as of [                    , 2006], beneficially owned 5% or more of the outstanding shares of the Fund.

11

Management Ownership

As of [                    , 2006], all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Fund.

MANAGEMENT OF THE FUND

Investment Manager and Subadvisor

The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The Investment Manager serves as investment manager to the Fund. The Investment Manager is an indirect wholly-owned subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Investment Manager. The Investment Manager is located at 800 Connecticut Avenue, Norwalk, Connecticut 06854. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965. Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager, serves as distributor of the Fund.

The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating subadvisors for individuals and institutional investors. As part of its services to the Fund under an investment management agreement with the Trust (the “Investment Management Agreement”), the Investment Manager also carries out the daily administration of the Trust and the Fund. For its investment management services, the Investment Manager receives an investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment Manager is used to pay the advisory fees of Systematic Financial Management, L.P., the Subadvisor that manages the assets of the Fund (the “Subadvisor” or “Systematic”). The Investment Manager receives no additional compensation from the Fund for its administration services. Systematic was selected by the Investment Manager, subject to the review and approval of the Trustees. Systematic is a limited partnership formed in 1982. AMG owns a majority interest in Systematic. As of [________, 2006, Systematic’s assets under management totaled approximately $[__] billion. Systematic’s address is 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey 07666.

The Subadvisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund’s investment objective, policies and restrictions. Generally, the services which the Subadvisor provides to the Fund are limited to asset management and related record-keeping services. The Subadvisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

Investment Management and Subadvisory Agreements

The Investment Manager serves as investment manager to the Fund under the Investment Management Agreement. The Investment Management Agreement permits the Investment Manager to from time to time engage one or more Subadvisors to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a Subadvisory Agreement with Systematic with respect to the Fund (the “Subadvisory Agreement”).

The Investment Management Agreement and the Subadvisory Agreement shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment Management Agreement and the Subadvisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act), by the Investment Manager or (in the case of the Subadvisory Agreement) by the Subadvisor on not more than 60 days written notice to the other party and to the Fund. The Investment Management Agreement and the Subadvisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

The Investment Management Agreement provides that the Investment Manager is specifically responsible for:

•	developing and furnishing continuously an investment program and strategy for the Fund in

12

compliance with the Fund’s investment objective and policies as set forth in the Trust’s current Registration Statement;

•	providing research and analysis relative to the investment program and investments of the Fund;

•	determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

•	making changes on behalf of the Trust in the investments of the Fund.

Under the Subadvisory Agreement, Systematic is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Fund pays all expenses not borne by its Investment Manager or Subadvisor including, but not limited to, the charges and expenses of the Fund’s custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust’s Independent Trustees, 12b-1 fees (if any), all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Subadvisor or their affiliates, other than affiliated registered investment companies.

The Subadvisory Agreement requires the Subadvisor to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Subadvisor to acquire for the Fund a position in any investment which any of the Subadvisor’s other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

Although the Subadvisor makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Subadvisor. In specific cases, this system could have an adverse effect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

Compensation of Investment Manager and Subadvisor by the Fund

As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Subadvisory Agreement, the Investment Manager has agreed to pay the Subadvisor a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly. The fee paid to the Subadvisor is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

For the period April 1, 2002 (commencement of operations) through February 28, 2003, no fees were paid under the Investment Management Agreement with respect to the Managers Class shares (the only outstanding share class prior to February 28, 2006). For the fiscal year ended February 29, 2004, the net management fee paid under the

13

Investment Management Agreement, after expense waivers, was $28,291. For the fiscal year ended February 28, 2005, the net management fee paid under the Investment Management Agreement, after expense waivers, was $40,834. If the Investment Manager had not agreed to waive all or a portion of its fee in connection with a contractual agreement to limit the total operating expenses of the Fund with respect to the Managers Class shares to 0.90% of average daily net assets during these periods, the fees under the Investment Management Agreement would have been $26,633, $81,024 and $90,974, respectively.

Fee Waivers and Expense Limitations

The Investment Manager has contractually agreed, through [__________, 200_], to limit total net annual Fund operating expenses for the Class A, Class C and Managers Class (exclusive of taxes, interest, brokerage costs and extraordinary items) to [__]%, [__]% and [__]%, respectively, subject to later reimbursement by the Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. The Investment Manager has agreed to waive all or a portion of its fees from the Fund or reimburse expenses to the Fund for a variety of reasons, including attempting to make the Fund performance more competitive as compared to similar funds.

Other Accounts Managed by the Portfolio Managers

Mr. Daniel Kevin McCreesh and Mr. Ronald Matthew Mushock are the co-Portfolio Managers for the Fund. Mr. McCreesh has been a portfolio manager for, and a Director of, Systematic since 1996. Mr. McCreesh was promoted to Chief Investment Officer in 2004. Mr. Mushock was a Senior Equity Analyst with Systematic from 1997 to 2000 and has served as Portfolio Manager for Systematic since 2000. As of February 28, 2005, Mr. McCreesh managed 2 other registered investment companies having assets in the aggregate of approximately $381.7 million and Mr. Mushock managed one other registered investment company having assets of approximately $15 million; Mr. McCreesh managed 4 other pooled investment accounts having assets in the aggregate of approximately $469.4 million and Mr. Mushock managed one other pooled investment vehicle having assets of approximately $13 million and; Mr. McCreesh managed 314 other accounts having assets in the aggregate of approximately $3.1 billion and Mr. Mushock managed 271 other accounts having assets in the aggregate of approximately $554 million. The Portfolio Managers did not manage any investment account having a performance based advisory fee.

Systematic’s investment decisions are generally applied to all accounts that utilize the same particular strategy or strategies, taking into consideration client restrictions, instructions and individual needs. Systematic, when rebalancing individual accounts, may or may not have an opportunity to utilize block trading; thus there may be disparity in price or commissions among clients. When the brokerage firm has not been designated by the clients, Systematic may aggregate such securities to be purchased or sold into block trades in order to seek the best execution and lower brokerage commissions in such manner as Systematic deems equitable and fair to the clients. All accounts for whom trades are aggregated will receive the same execution price for that day. In cases when a trade is not completed in a single day, Systematic will allocate the traded shares on a prorata basis among all of the accounts in the trade block. The choice of the method of trade allocation will be based on various factors including how much of the total block was completed and the liquidity of the issue being traded. Under circumstances in which the broker is designated by the client, execution costs for those transactions are not charged to clients on a prorata basis, rather each client is charged a commission based on the rates agreed to between the client and the broker. If there are orders entered on Systematic’s trading system for both accounts with directed brokerage (e.g., Wrap Fee accounts and Fee Based accounts) and accounts without directed brokerage, Systematic will generally execute the non-directed orders first. If orders for directed accounts are executed following the execution of orders for non-directed accounts, the directed accounts may receive a less favorable price than non-directed accounts. All directed accounts are traded on a random, rotating basis. Systematic has adopted a Compliance Manual that includes a set of policies and procedures that are designed to assure that Systematic complies with the requirements of the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and generally requires both Systematic and its employees to deal with all clients in a fair and equitable manner. On occasion, Systematic, its principals, or employees may purchase or sell, for their own accounts, securities also invested in by clients or recommended to clients. Systematic maintains a Code of Ethics that is designed to prevent conflicts that such individuals may have with client securities holdings and transactions.

14

Portfolio Manager Compensation

The Portfolio Managers are limited partners of Systematic. As limited partners, their compensation consists of a combination of a fixed base salary, a share of Systematic’s revenue based on each Portfolio Manager’s respective individual ownership positions in Systematic, and a share of Systematic’s profits. Total compensation is influenced by Systematic’s overall profitability and therefore is based in part on the aggregate performance of all of Systematic’s portfolios, including the Fund. The Portfolio Managers are not compensated based solely on the performance of, or the value of assets held in, the Fund or any other individual fund managed by Systematic.

Portfolio Manager Ownership of the Fund

As of February 28, 2005, Mr. McCreesh owned shares of the Fund valued at between $10,001 and $50,000 and Mr. Mushock owned shares of the Fund valued at between $50,001 and $100,000.

Proxy Voting Policies and Procedures

Proxies for the Fund’s portfolio securities are voted in accordance with Systematic’s proxy voting policies and procedures, which are set forth in Appendix A to this Statement of Additional Information, except that for a proxy with respect to shares of an unaffiliated money market fund used as a cash management vehicle (a “Cash Sweep Fund”), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund’s directors.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available: (i) without charge, by calling (800) 548-4539; and (ii) on the SEC’s website at http://www.sec.gov.

Reimbursement Agreement

Under the Investment Management Agreement, the Investment Manager provides a variety of administrative services to the Fund. Pursuant to a Reimbursement Agreement between the Investment Manager and Systematic, Systematic reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

Codes of Ethics

The Trust, the Investment Manager, MDI and the Subadvisor have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics, which generally permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund, contain procedures that are designed to avoid the conflicts of interest that may be presented by personal securities investing.

Distribution Arrangements

MDI serves as the principal underwriter for the Fund. MDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund and (ii) by a majority of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act). MDI is not obligated to sell any specific amount of shares of any Fund.

For sales of Managers Class shares, MDI may provide promotional incentives including cash compensation to certain brokers, dealers, or financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of one or more of the Funds. Other programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. MDI or its affiliates out of their own assets will make all of the above payments. These programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such sales.

MDI’s principal address is 800 Connecticut Avenue, Norwalk, Connecticut 06854.

15

Distribution and Service Plans. The Trust has adopted distribution and service plans with respect to the Class A and Class C shares of the Fund (the “Plans”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges.

Pursuant to the Plans, the Fund may compensate MDI for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund shares and for maintenance and personal service provided to existing shareholders of that class. The Plans authorize payments to MDI up to 0.25% annually of the Fund’s average daily net assets attributable to its Class A shares. The Plans authorize payments to MDI up to 1.00% annually of the Fund’s average daily net assets attributable to its Class C shares.

The Plans further provide for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A or Class C shares of a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Fund shares of that class owned by clients of such broker, dealer or financial intermediary.

In accordance with the terms of the Plans, MDI provides to the Fund, for review by the Trustees, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made. In the Trustees’ quarterly review of the Plans, they will review the level of compensation the Plans provide in considering the continued appropriateness of the Plans.

Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The Plans may not be amended to increase materially the amount to be spent under the Plans without approval of the shareholders of the affected Fund, and material amendments to the Plans must also be approved by the Trustees in a manner described above. The Plans may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operations of the Plans, or by a vote of a majority of the outstanding voting securities of the Fund. The Plans will automatically terminate in the event of their assignment.

Custodian

The Bank of New York (the “Custodian”), 2 Hanson Place, Brooklyn, New York 10286, is the Custodian for the Fund. The Custodian is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the name of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund. The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent

PFPC, Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769, is the transfer agent (the “Transfer Agent”) for the Fund.

Independent Registered Public Accounting Firm

[                                                     ], is the independent registered public accounting firm for the Fund. [                    ] conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of the Fund’s federal and state income tax returns and may provide other audit, tax and related services.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Subadvisory Agreement provides that the Subadvisor place all orders for the purchase and sale of securities held in the Fund’s portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Subadvisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Subadvisor shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security,

16

the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Subadvisor is authorized by the Trustees to consider the “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Subadvisor is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Subadvisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Subadvisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Subadvisor. The Fund may purchase and sell portfolio securities through brokers who provide the Subadvisor with research services.

The Trust has entered into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay expenses of the Fund. Consistent with its policy and principal objective of seeking best price and execution, the Subadvisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund. There is no specific amount of brokerage that is required to be placed through such brokers. In all cases, brokerage recapture arrangements relate solely to expenses of the Fund and not to expenses of the Investment Manager or the Subadvisor.

The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Subadvisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadvisor.

The fees of the Subadvisor are not reduced by reason of its receipt, if any, of such brokerage and research services. Generally, the Subadvisor does not provide any services to the Fund except portfolio investment management and related record-keeping services.

During the period April 1, 2002 (commencement of operations) to February 28, 2003 and for the fiscal years ended February 29, 2004 and February 28, 2005, the Fund paid brokerage commissions of $29,771, $44,419 and $44,554, respectively.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Investors may open accounts with the Fund through their financial planners or investment professionals, or through the Trust in circumstances as described in the current Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain record-keeping services. Certain processing organizations and others may receive compensation from the Investment Manager out of its legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

Purchase orders received by the Trust by 4:00 p.m. New York Time, at the address listed in the current Prospectus on any Business Day will receive the net asset value computed that day. Purchase orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Investment Manager will also receive that day’s offering price, provided the orders the processing organization transmits to the

17

Investment Manager were received in proper form by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

Federal funds or bank wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into contractual arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. However, during this 15-day period, such shareholder may exchange such shares into any series of the Trust described in this Statement of Additional Information. The 15-day holding period for redemptions would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Trust can redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Trust or the Custodian will be accepted. The Fund and MDI reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder’s account on the Trust’s books maintained by the Transfer Agent.

Redeeming Shares

Any redemption orders received in proper form by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of regular business of the New York Stock Exchange (“NYSE”) on that day. Redemption orders received after 4:00 p.m. from certain processing organizations which have entered into contractual arrangements with the Fund will also be redeemed at the net asset value computed that day, provided the orders the processing organization transmits to the Fund were received in proper form by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York Time will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Trust reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $500, due to redemptions. Whether the Trust will exercise the right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Trust determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under “Net Asset Value,” and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder’s taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the

18

address of record on the shareholder’s account. In addition, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

An investor may exchange shares from the Fund into shares of the same class of any of the other funds managed by the Investment Manager (for a current list of these funds, call (800) 548-4539). Since an exchange is the sale of shares of the Fund and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in the Fund may make an exchange out of the Fund only if following the exchange the investor would continue to meet the Fund’s minimum investment amount. Settlement on the purchase of shares of another fund will occur when the proceeds from redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time. Holding your shares through a financial intermediary, such as a broker, may affect your ability to use the exchange privilege or other investor services.

Reductions and Waivers of Sales Charges

Reduction of Class A Sales Charge

Rights of Accumulation. The Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase shares of the Fund at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser’s holdings of shares of the Fund and any other funds managed by the Investment Manager. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

Letter of Intent. Any shareholder may qualify for a reduced sales charge on purchases of shares made within a 13-month period pursuant to a Letter of Intent (LOI). Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all Funds of the Trust owned by the shareholder. Such value is determined based on the net asset value on the date of the LOI. During the term of an LOI, the Transfer Agent will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder’s account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within 20 days after a written request by the Transfer Agent pay such difference in sales charge, the Transfer Agent will redeem an appropriate number of escrowed shares in order to realize such difference. Additional information about the terms of the LOI are available from your broker, dealer or other financial intermediary or from the Transfer Agent at 800-986-3384.

19

Waiver of Class A Initial Sales Charge

No sales charge is imposed on sales of Class A shares to certain investors. However, in order for the Class A sales charge waivers to be effective, the Transfer Agent must be notified of the waiver when the purchase order is placed. The Transfer Agent may require evidence of your qualification for the waiver. No sales charge is imposed on the following investments:

•	By current or retired officers, directors or employees (and their immediate family, including: parents, grandparents, spouse, children, grandchildren, siblings, father-in-law, mother-in-law, sister/brother-in-law, daughter/son-in-law, niece, nephew, and same sex domestic partners) of the Trust, the Investment Manager and its affiliates and the Transfer Agent;

•	By any participant in (i) a tax qualified retirement plan provided that the initial amount invested by the plan totals $500,000 or more, the plan has 50 or more employees eligible to participate at the time of purchase, or the plan certifies that it will have projected annual contributions of $200,000 or more; or (ii) by one of a group of tax qualified employee benefit plans that purchase through an omnibus account relationship with the Funds maintained by a single service provider, provided that such plans make an aggregated initial investment of $500,000 or more;

•	By an omnibus account established by a sponsor for tax-qualified employee benefit plans where the sponsor provides recordkeeping services for the plans, and has entered into an agreement with MDI or the Trust in connection with such account;

•	By an omnibus account established by an administrator for tax-qualified employee benefit plans where the administrator provides recordkeeping and administrative services for the plans, and has entered into an agreement with MDI in connection with such account;

•	By brokers, dealers, and other financial intermediaries that have a selling agreement with MDI, if they purchase shares for their own accounts or for retirement plans for their employees;

•	By employees and registered representatives (and their immediate family, including: parents, grandparents, spouse, children, grandchildren, siblings, father-in-law, mother-in-law, sister/brother-in-law, daughter/son-in-law, niece, nephew, and same sex domestic partners) of brokers, dealers, and other financial intermediaries described above; the purchaser must certify to MDI at the time of the purchase that the purchase is for the purchaser’s own account (or for the benefit of such individual as listed above);

•	By any charitable organization, state, county, city, or any instrumentality, department, authority or agency thereof which has determined that Class A is a legally permissible investment and which is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company;

•	By one or more members of a group of at least 100 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor children of such persons, pursuant to a marketing program between MDI and such group;

•	Through an investment advisor who makes such purchases through a broker, dealer, or other financial intermediary (each of which may impose transaction fees on the purchase), or by an investment advisor for its own account or for a bona fide advisory account over which the investment advisor has investment discretion;

•	Through a broker, dealer or other financial intermediary which maintains a net asset value purchase program;

•	Through bank trust departments or trust companies on behalf of bona fide trust or fiduciary accounts by notifying MDI in advance of purchase; a bona fide advisory, trust or fiduciary account is one which is charged an asset-based fee and whose purpose is other than purchase of Fund shares at net asset value;

•	By purchasers in connection with investments related to a bona fide medical savings account; or

•	By an account established under a wrap fee or asset allocation program where the accountholder pays the sponsor an asset-based fee.

Class C shares are offered without an initial sales charge to investors. However, a CDSC may apply if the shares are sold within 12 months of purchase.

20

Waivers of Contingent Deferred Sales Charge for Class C Shares

To obtain a waiver of the contingent deferred sales charge, you must notify the Transfer Agent, who may require evidence of your qualification. The contingent deferred sales charge will not apply to:

•	Benefit payments under Retirement Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under Retirement Plans.

•	Eligible Mandatory Distributions under 403(b) Plans and individual retirement accounts to shareholders who have attained the age of 70 1/2 (waiver applies only to amounts necessary to meet the required minimum amount).

•	Death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of the shareholder if such shares are redeemed within one year of death or determination of disability.

•	Payments under a Systematic Withdrawal Plan (“SWP”) not to exceed 10% of the account value per year. The 10% threshold will be calculated as of the date of the initial SWP payment, and re-calculated annually on the anniversary date thereof. Shares acquired from dividend and capital gain reinvestment are included in calculating the account value and the 10% threshold. If the total of such SWP payments within the twelve months subsequent to a calculation date exceeds the 10% threshold, then the entire SWP for the period shall be subject to the applicable sales load. To qualify for SWP treatment, an account must have a minimum value of $25,000 at inception of the Plan.

Net Asset Value

The Fund computes its net asset value for each class of shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

The net asset value per share of each class of the Fund is equal to the value of the Fund’s assets attributable to that class minus liabilities allocable to that class divided by that class’s shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities are valued at the Nasdaq Official Closing Price if one is available. Otherwise, over-the-counter securities are generally valued on the basis of the last quoted sale price or, lacking any sales, on the basis of the last quoted bid price. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

Frequent Purchase and Redemption Arrangements

The Trust does not have any arrangements with any person to permit frequent purchases and redemptions of Fund shares, and no compensation or other consideration is received by the Fund, the Investment Manager or any other party in this regard.

Dividends and Distributions

The Fund declares and pays dividends and distributions as described in the Prospectus.

If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder’s address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

21

CERTAIN FEDERAL INCOME TAX MATTERS

The following summary of certain federal income tax considerations is intended for general informational purposes only. This discussion is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokerage dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws. This summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis.

EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF FEDERAL, STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of Funds—in General

The Fund intends to qualify and elect to be treated each taxable year as a “regulated investment company” under Subchapter M of the Code. In order to so qualify and elect, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (all such income, “Qualifying Income”); and (b) invest the Fund’s assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of (x) any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and are engaged in the same or similar trades or businesses or related trades or businesses or (y) in the securities of one or more “qualified partially traded partnerships” as the term is defined in the Code.

If the Fund were to fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions by the Fund, including any distributions of net long-term capital gains, would be taxable to shareholders in the same manner as other regular corporate dividends to the extent of the Fund’s current or accumulated earnings and profits. Furthermore, if shareholders receive a distribution in excess of current or accumulated earnings and profits, they would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder’s basis in the shareholder’s shares would be taxable as gain realized from the sale of such shares. The Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund qualifies as a regulated investment company, the Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Fund’s Investments

Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Accrued original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not cash on the debt security is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In general, in the case of a debt security that has a fixed maturity date of more than one year from the date of issue and has market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently.

22

Futures and Options Transactions. Certain of the Fund’s investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund’s income for purposes of determining whether 90% of the Fund’s gross income is Qualifying Income, and require inclusion of unrealized gains in the Fund’s income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, futures contracts, options on futures contracts, options on securities, and options on security indices. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company. Under various provisions of the Code, the result of such investments and transactions may be to change the character of recognized gains and losses, accelerate the recognition of certain gains and losses, and defer the recognition of certain losses. For example, the tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on debt securities and options on futures contracts) will be governed by section 1256 of the Code. Absent a tax election for “mixed straddles” (described below), each such position held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if it were closed out), and all resulting gain or loss will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, with subsequent adjustments made to any gain or loss realized upon an actual disposition of such positions (currently, the 60% long-term portion will be treated as if held for more than 12 months). When the Fund holds an option or contract governed by section 1256 which substantially diminishes the Fund’s risk of loss with respect to another position held by the Fund that is not governed by section 1256 (as might occur in some hedging transactions), that combination of positions generally will be a “mixed straddle” that is subject to the straddles rules of section 1092 of the Code. The application of section 1092 might result in deferral of losses, adjustments in the holding periods of the Fund’s securities and conversion of short-term capital losses into long-term capital losses. The Fund may make certain tax elections for its “mixed straddles” that could alter certain effects of section 1256 or section 1092.

The Fund may elect to treat gains or losses from certain foreign currency positions as capital gains or losses; net short-term gains arising therefrom, to the extent not offset by capital losses, together with profits from foreign currency positions producing ordinary income for which such an election is not made, will be taxable as ordinary income. The Fund’s transactions in foreign currencies or foreign currency-denominated instruments are likely to produce a difference between the Fund’s book income and the Fund’s taxable income. If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits, (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate income tax liability at the Fund level.

Tax Implications of Certain Investments. Certain of the Fund’s investments will create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. The character of the Fund’s taxable income will, in most cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which the Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of the Fund.

Federal Income Taxation of Shareholders

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owns or is considered to have owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gains from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that the Fund owns or is considered to have owned for one year or less will be taxable to shareholders as ordinary income. For taxable years beginning before January 1, 2009, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

23

These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquired other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

A portion of the dividends paid by the Fund to shareholders that are corporations may be eligible for the 70% dividends-received deduction.

Any dividend declared in October, November or December of any calendar year and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31 of such calendar year, provided that the Fund pays the dividend during January of the following calendar year.

Distributions by the Fund can result in a reduction in the fair market value of the Fund’s shares. Should a distribution reduce the fair market value below a shareholder’s cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital.

Foreign Taxes

Dividend or interest income received from securities of a non-U.S. issuer may be withheld by a foreign country at the source. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested within various countries is not known. If more than 50% of the value of the Fund’s total assets at the close of a taxable year consists of stocks or securities in foreign corporations the Fund may be entitled to elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, if the Fund elected to pass through to its shareholders such foreign income taxes, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund and will be treated as having paid such foreign taxes. The shareholders generally will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes.

Tax-Exempt Investors

If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (collectively, “Tax-Exempt Investors”) incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income (“UBTI”). In that case, the UBTI portion of the Tax-Exempt Investor’s income from its investment in the Fund for the year generally would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor’s average acquisition debt balance to the average tax basis of its shares for the year.

State and Local Taxes

The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisors concerning the foregoing state and local tax consequences of investing in the Fund.

Other Taxation

The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS ABOUT THE APPLICATION OF THE PROVISIONS OF FEDERAL, STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT IN THE FUND IN LIGHT OF THEIR PARTICULAR TAX SITUATIONS.

24

OTHER INFORMATION

Massachusetts Business Trust

The Fund is a series of a “Massachusetts business trust.” A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and is described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee, agent or shareholder of the Fund is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust’s Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares

The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See “Massachusetts Business Trust” above. The Trustees may classify or reclassify any series of the Trust into one or more classes. The Trustees have authorized the issuance of three classes of shares of the Fund – Class A, Class C and Managers Class.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Business Trust” above. Shares of the Fund have no preemptive or conversion

25

rights and are fully paid and non-assessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Each class will vote separately on matters affecting only that class or as otherwise required by law. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust’s outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of such additional series, to the extent required by the 1940 Act.

Additional Information

This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the

26

SEC, certain portions have been omitted. The Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington D.C.

Statements contained in the Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or MDI. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or MDI to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

The Fund’s audited Financial Statements for the fiscal year ended February 28, 2005 and the related Notes to the Financial Statements for the Fund, as well as the Report of Independent Registered Public Accounting Firm by [                            ], and the Fund’s unaudited Financial Statements for the fiscal half-year ended August 31, 2005 and the related Notes to the Financial Statements for the Fund are incorporated by reference into this Statement of Additional Information from the Fund’s Annual Report for the fiscal year ended February 28, 2005 and Semi-Annual Report for the fiscal half-year ended August 31, 2005, respectively, each filed with the SEC. The Fund’s Annual and Semi-Annual Reports are available without charge by calling the Fund at (800) 548-4539 or by visiting the Fund’s website at www.managersinvest.com or on the SEC’s website at www.sec.gov.

27

Systematic Financial Management, L. P.

Description of Proxy Voting Policy & Procedures

Systematic Financial Management, L.P.’s (“Systematic”) approach to voting client proxies is to always vote in the long-term economic best interest of its clients. In keeping with the clients’ best interest and to avoid any biased conflicts of interest, Systematic has hired JMR Financial, Inc. (“JMR”) a proxy voting firm based in Washington, DC. Systematic believes that JMR’s proxy voting guidelines (a copy of which follows this description) and policies correspond to Systematic’s mandate of voting a proxy in each client’s best interests. While JMR’s policies serve as a guideline for voting proxies, JMR examines each proxy vote individually and the context in which it applies. For this reason, there may be instances in which client proxies may not be voted in strict adherence to JMR’s guidelines.

Any non-routine matters are referred to Systematic’s Proxy Voting Committee. The members of this committee are the Chief Operating Officer, the Manager of Operations and the Compliance Administrator. Systematic uses consensus decisions when voting an issue and does not allow portfolio managers to vote proxies independently. To address possible conflicts between its interests and those of its clients, Systematic’s Proxy Voting Committee reviews and monitors, among other matters: (i) the vote of any conflict of interest, (ii) documentation of any conflict of interest and (iii) the annual conflicts questionnaire. JMR must also submit an annual conflicts questionnaire.

Appendix A

JMR FINANCIAL INC. PROXY VOTING POLICY

Auditor Standards

Auditors	JMR Financial’s policy is in accord with the requirements set forth by the Sarbanes-Oxley Act of 2002. The act states that Audit Committee must be responsible for the appointment, compensation, and oversight of the work of the company’s Auditor. The Auditor must report directly to the Audit Committee. The Audit Committee must be given the authority and funding to engage independent counsel and other advisors. That withstanding, this policy is that only shareholders should have the express right to select an external Auditor.

In addition to the Act’s stated “Prohibited Non-Audit Services,” we closely examine those instances when the auditor earns fees for professional services other than those rendered in connection with the audit of the company’s annual (10-K) and quarterly (10-Q) financial statements. We hold that the Audit Committee should be aware of all other consulting services that the external auditor performs for the company. We believe that the less involved company management is in the hiring and oversight of the external Auditor, the less likely it is that management can influence or impede the Auditor’s independence.

To minimize management’s influence on the external Auditor, we recommend that additional disclosures of supplemental services provided to the company by external Auditors should be required. Such disclosures should include the percentage of total costs that are associated with audit, tax and other consulting services (contract internal audit, business assurance, etc.) provided by the external Auditor.

It follows that where auditors have been complacent in their responsibilities or where, in the previous year, the previous auditor was replaced for adhering to strict accounting practices, the voting fiduciary should vote against the incoming Auditor.

This policy is against proposals to ratify the acts of Auditors for the previous financial year. A vote in favor of such proposals could waive shareholders’ rights to take legal action against the Auditors unless they are found to have withheld information from shareholders or provided false or misleading information to them at or before the annual meeting. It is not in shareholders’ interest to surrender a legal right that they may, in a rare case, wish to exercise.

Board of Directors

Election of Directors	The Election of Directors usually occurs under two circumstances: uncontested elections and contested elections. While greater scrutiny must be paid to those situations where a change of control is proposed in the context of a contested election for the Board of Directors, particular attention must always be paid to the qualifications and performance of directors as well as their ability to critically focus on the management of the company.

As a general policy, the following factors should always be taken into consideration:

•      Qualifications of Individual Directors including industry expertise, financial and venture capital experience, strategic contacts and connections, time spent working with companies of similar size or at similar stages in the growth curve, and so on.

• The company’s performance relative to its peer group and the market indices against which the company is measured;

• The independence of the Directors (as is more fully described in the Policies, below);

• The Board’s overall management of the company focuses on whether it is effectively serving the best interests of the company’s shareholders;

• Company management’s track record;

• The attendance records of Directors, which should not fall below 75 percent;

•      The competing time commitments that are faced when Director candidates serve on multiple boards. The ability of a Director to devote the time required to be a responsible and contributing member of the Board is lessened when that Director serves on multiple company Boards. With respect to Directorships of major corporations, it would be extraordinary for an individual who is spending his or her full time doing Board work to be an effective contributor on more than two additional large company boards;

• Chapter 7 bankruptcy, SEC violations, and criminal offenses by an individual Director;

• The views of employee and shareholder groups with respect to particular circumstances at a company;

• What each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

• Whether the company’s CEO is also the Chairman of the Board.

Independent Directors	This policy holds that a majority of the Board should be Independent of the company and its management. A Board consisting of a majority of Independent Directors is critical to ensure that the Board exercises good judgment in carrying out its responsibilities and duties to select and compensate management in a value-enhancing manner for shareholders. In addition, a Board consisting of a majority of Independent Directors will have the power to exercise effective oversight of top management particularly when this involves challenging management decisions and

2

questioning management performance. Weighed against this is the fact that, in a change of control situation, inside Directors may be more responsive to the interests of the employees and the communities in which they operate, as opposed to company shareholders.

With regard to the definition of Independent Director, no Director qualifies as Independent unless the Director has no material relationship with the company other than the Directorship position. When assessing the materiality of a Director’s relationship with the company, the issue should be considered not merely from the standpoint of the Director, but also from that of the persons or the organizations with which the Director has an affiliation.

A director is considered not independent if he or she:

• Is, or has been, employed by the company or an affiliate;

• Is one of the company’s paid advisors/consultants;

• Is, or is affiliated with a company that is, an adviser or consultant to the Company or a member of the Company’s senior management;

• Is, or is affiliated with a company that is, a significant customer or supplier;

• Is employed by, or is affiliated with, a Foundation or University that receives grants or endowments from the company;

• Has a personal services contract with the company;

• Is related to a Director or Officer of the company;

• Is an Officer of a firm on which the CEO or Chairman of the Board is also a Board member;

• Is employed by a public company at which an Executive Officer of the company serves as a Director; or

• Is a member of the immediate family of any person described above?

Independent Nominating, Compensation & Audit Committees	This policy supports the notion that the Nominating, Compensation, and Audit Committees of the Board should consist entirely of Independent Directors. The reasoning is that 100 percent Independence is necessary for the proper functioning and oversight of these committees, which must serve as overseers of the company and its management.

3

Audit Committee	For companies with a market capitalization above $200 million (see (1) above), the Audit Committee should be composed of entirely Independent Directors. In addition, a Director who meets the definition of Independence mandated for all Audit Committee members, but who also holds 5% or more of the company’s stock (or who is a general partner, controlling shareholder or officer of any such holder) cannot chair, or be a voting member of, the Audit Committee. We hold the position that allowing such a Director to be a non-voting committee member fairly balances the value of significant shareholder participation in Committee discussions against the risk that significant shareholders may have interests diverging from those of other shareholders.

The Audit Committee chair should have accounting or related financial management expertise. In addition, for companies with a market capitalization above $200 million (see (1) above), (a) at least three members of an Audit Committee should be “financially literate” (or become so within a reasonable period of time), and (b) at least one member of the committee should have accounting expertise. This will better enable the Audit Committee to evaluate independently the information it receives, to recognize problems, to seek appropriate solutions, and to perform its job.

Compensation Committee	The Compensation Committee should be composed entirely of Independent Directors when the company has a market capitalization above $200 million (see (1) above).

Nominating/ Corporate Governance Committee	In the absence of an independent Nominating Committee, the CEO inevitably dominates the nomination process. If at the time of initial selection a Director feels heavily indebted to the CEO for his or her place on the Board, it can hinder the Director’s ability to exercise effective oversight of the Chief Executive. In addition, there is always a risk that the CEO will seek to populate the Board with individuals who are unwilling to challenge the existing management. In these situations, there is an enormous risk that the Board will not have the power it needs to carry out its activities in the best interests of shareholders. Thus, it is vital that the Nominating Committee be composed entirely of Independent Directors when the company has a market capitalization above $200 million (see (1) above).

Separate Offices of Chairman of the Board & CEO	One factor that has a large direct impact on a company’s financial performance is the power of the CEO relative to the Board of Directors. The CEO normally determines the agenda for Board meetings, controls what information the Directors receive, and often dominates the selection of who sits on the Board and who is a member of the Board’s committees. One of the principal functions of the Board is to monitor and evaluate the performance of the CEO. When the CEO of the company is also the Chairman of the Board, his or her duty to oversee management is obviously compromised when he or she is required to monitor him or herself. This unity of power causes concern about whether having a CEO who is also the Chairman of the Board best serves the company’s shareholders. In these

4

situations, there is an enormous risk that the Board will not have the power it needs to carry out its activities in the best interests of shareholders. The principal argument in favor of a separate CEO and Chairman of the Board is that the separation enhances the ability of the Board to monitor the CEO’s performance. It is assumed that Directors will feel more at ease about raising challenges to the CEO and executing their legal responsibilities for oversight if a fellow Director leads the Board. In addition, this separation guards against cases where a CEO seeks first to serve himself or herself and only secondarily the company’s shareholders.

Proposals seeking to separate the positions of Chairman and CEO should be supported. However, a company with a market capitalization below $200 million will in general have a limited group of leaders who can provide support an input necessary to create value, difficulty attracting qualified Directors, and difficulty absorbing the costs of retaining those directors. It may be appropriate in these instances for the position of CEO and Chairman of the Board to be held by the same individual for some period of time.

Classified Boards	Classified Boards are those that have staggered election terms for Directors. Typically, one-third of a company’s Directors are elected in any given year. At issue is whether a Classified Board provides continuity and stability for companies who have implemented this anti-takeover device or whether it alternatively entrenches company. With a Classified Board structure in place, the Directors and management are in a better position to negotiate a better deal for shareholders in the event of an attempted takeover. However, critics of classified board structures argue that such systems entrench Directors and management. By eliminating the risks associated with standing for election annually, Directors lose some measure of accountability to shareholders and become aligned with management. In addition, opponents argue that a Classified Board structure hurts shareholder value by depriving shareholders of takeover premiums. If a company creates a barrier to nonconsensual takeover offers, shareholders are effectively disenfranchised. Currently, all states allow companies to classify their Boards if they have a minimum number of Directors. Most states authorize nine Directors.

We hold the position that our proxy voting policy favoring Board Declassification can be justified. Empirical studies are inconclusive with respect to its utility as an effective tool for enhancing shareholder value. Moreover, there are indications that institutional investors are capable of rendering sound judgments about the value of offers made for a company without Director or management intervention. Though not a universal problem, staggered boards can reduce Director and manager accountability to shareholders when they are under performing

5

Term Limits	This policy opposes proposals to limit director terms because such limits may prohibit the service by directors who are otherwise qualified to serve the company. In addition, the imposition of term limits would prevent, in many cases, directors from developing a level of expertise and complete knowledge set of a firm’s financial systems and internal controls. Since other Guidelines serve to hold directors to high standards, the best way to ensure a directors’ qualification is to elect him or her annually.

Director Liability	According to state incorporation laws in the United States, Boards have a legal responsibility for the management of a company. The downside is that Directors can face a wide range of liability claims. State jurisdictions generally agree that Directors must uphold and adhere to three basic duties vis-à-vis the companies they serve:

The duty of diligence requires that Directors make business decisions on an informed basis, and act in good faith and with an honest belief that their actions were taken to serve the best interests of the corporation

The duty of obedience is the requirement that Directors themselves must obey the law and that they must ensure that the corporation itself obeys the law. They must not commit what are called ultra vires acts – any act that is performed without the authority to commit it. In essence, directors must confine their activities within the powers conferred by the company’s corporate charter and its articles of incorporation, regulations, and bylaws.

The duty of loyalty requires Directors to avoid conflicts of interest. They must refrain from personal activities that either take advantage of or injure the corporation.

Although these three duties set general legal parameters for Directors’ obligations, the courts at the same time recognize that not all actions taken by Directors will benefit the corporation or in hindsight appear to have been the best course. States have therefore established what is called business judgment rule, which can be invoked in liability cases as a defense when Directors are presented with claims of mismanagement or breach of care. This rule focuses on the duty of diligence surrounding the actual process of decision making and de-emphasizes the decision outcome: “the business judgment rule provides that courts should not examine the quality of the Directors’ business decisions, but only the procedures followed in reaching that decision, when determining Director Liability.”

The voting fiduciary should generally weigh the need for full Director accountability against the company’s need to retain qualified individuals who are willing to serve as Directors. Specifically, proposals to limit Director Liability should be opposed for:

breach of duty of loyalty;

omissions not done in good faith or acts done intentionally or in violation of the law;

acts involving unlawful purchase or redemption of stock;

6

payment of unlawful dividends; or

receipt of improper personal benefits.

In addition, limiting liability for Directors when litigation is pending against the company should be opposed.

Indemnification	Indemnification is the payment by a company of the expenses of Directors who become involved in litigation as a result of their service to a company. Proposals to indemnify a company’s Directors differ from those to eliminate or reduce their liability because with Indemnification Directors may still be liable for his or her acts or omissions, but the company will bear the costs for the Director’s conduct.

This policy supports Indemnification proposals if the company can demonstrate the need to retain qualified Directors and not compromise their independence. We oppose Indemnification when it is being proposed to insulate Directors from actions they have already taken. Generally, fiduciaries should:

Vote against Indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence that are more serious violations of fiduciary obligations than mere carelessness.

Compensation

Stock Option Plans	In evaluating a Stock Option Plan, we examine how the proposed plan would increase the company’s total potential dilution above that from all existing plans and how this increase would impact shareholders’ voting power and economic value. Our vote is based, in part, on a comparison between these company specific factors and allowable total potential dilution levels derived from the company’s industry sector and market capitalization peer group within the S&P 1500 Index. We also evaluate the plan’s individual features such as repricing underwater stock options without shareholder approval. If these three criteria were determined to be acceptable, we would generally support including a Stock Option Plan in compensation policies for Executives and Directors as long as this plan also provides challenging performance objectives, which will motivate Executives and Directors to achieve long-term shareholder value.

In our view, Standard Stock Options reward participants for both superior and sub-par performance in a rising market, and penalize participants during a bear market. Standard Stock Options may also be more expensive than Performance-Based Options. Therefore, this policy holds that some portion of Stock Option grants to Executives and Directors should be Performance-Based. Performance-Based Options tie compensation more closely to company performance, not to the stock market. As a result, participants in Performance-Based Stock Option Plans are rewarded only when company shareholders benefit from stock price appreciation. Premium-Priced and Performance-Vesting Options encourage Executives and Directors to set and meet ambitious but realistic performance targets. Indexed Options may have the added benefit of discouraging repricing in the event of an industry downturn. In addition, when Stock Options are

7

Performance-Based they generally are not subject to the limits contained in the 1993 Tax Law, Section
162(m), which caps income tax deductions for Executive salaries at $1 million. To ensure the full-tax deductibility of Executive pay, companies now tend to pay amounts in excess of $1 million to Executives in the form of incentive-based pay such as stock or stock options.

Performance-Based Stock Options are defined as one of the following:

Performance Vesting Stock Options - grants which do not vest or become exercisable unless specific price or business performance goals are met.

Premium Priced Stock Options - grants with an option exercise price higher than fair market value on date of grant.

Index Options - grants with a variable option exercise price geared to a relative external measure such as a comparable peer group or S&P industry index.

Performance Accelerated Stock Options - grants whose vesting is accelerated upon achievement of specific stock price or business performance goals.

This policy opposes repricing of underwater stock options. As companies increasingly align Executive and Director pay with performance, many experts defend soaring compensation figures as deserved rewards for strong company performance. That assumption can be undermined by the practice of adjusting the price of options that are underwater after a company’s performance falls flat.

Executive Compensation Plans	Pursuant to this policy, we scrutinize Executive Compensation Plans closely, taking into account company performance, individual Executive performance, various compensation plan features, and the potential dilution of shareholders’ voting power and economic value that would occur if the Compensation Plan were implemented.

This policy generally supports linking Executive Compensation to long-term company performance. Measures of company performance can include not only financial performance, such as revenue growth and profitability, but also social corporate performance, such as the company’s efforts to promote basic human rights domestically and internationally within its operations, compliance to environmental standards, health and safety standards, foreign and domestic labor standards, and downsizing and layoffs standards.

This policy holds that individual Executives should be compensated based upon their individual contributions to the achievement of the company’s objectives. JMR Financial supports Executive Compensation plans which include appropriate incentives designed to align Executives’ interests with the long-term growth and development of the company and the interests of its shareholders. We also believe that there are many ways in which Executives may contribute to building a successful company. While the results of these efforts should eventually appear in the company’s financial statements, or be reflected in the company’s stock price, many long-term strategic decisions, made in pursuing the company’s growth and development, may have little visible impact in the short term.

8

Disclosing or Restricting Executive Compensation	Proposals that link executive compensation to the long-term goals of the company should be supported based upon the compensation factors enumerated above. In addition, proposals that seek to expand disclosure of executive compensation is of value to shareholders as long as such disclosure is not unduly burdensome on the company.

Golden Parachutes	Golden parachutes, which are severance packages contingent upon a change in control, may be detrimental to shareholder interests.

However, since parachutes assure covered executives of specified benefits, they may reduce management accountability to shareholders and reduce their incentives to maximize shareholder value during merger negotiations. Golden parachutes may also be unnecessary and a waste of corporate assets. In light of these negatives, companies should ban or put to shareholder approval all future golden parachutes.

As a matter of proxy voting policy, management proposals to award golden parachutes should be opposed. Conversely, shareholder proposals that seek to eliminate these compensation mechanisms should be supported. In addition, proposals seeking prior shareholder approval before implementing severance agreements are supported. In light of generous compensation packages already given to most executives, golden parachutes are unjustified.

Outside Director Compensation & Benefits	This policy scrutinizes Director Compensation plans closely, taking into account company performance; individual director qualifications and performance; various Director Compensation Plan features; and the potential total dilution of shareholders’ voting power and economic value which would occur if the Compensation Plan were implemented.

JMR Financial holds the position that each Director has the duty and responsibility to oversee the company in a manner, which will effectively serve the best interests of the company’s shareholders. We believe that Director Compensation should be based upon the Company’s successful achievement of its goals, be they strategic and or financial in nature, and the contributions of each Director to the achievement of these goals. We recognize that as a company moves though its life cycle and product cycles, different Director skill sets and qualifications will be needed at different points in time. These might include industry expertise; financial and venture capital experience; strategic contacts and connections; time spent working with companies of similar size or at similar stages in the growth curve; etc. Director Compensation Plans should be formulated, not only to attract and retain the most qualified Directors, but also to provide appropriate incentives to align Directors’ interests with the long-term growth and development of the Company and the interests of its shareholders

9

Corporate Governance

Broader Participation on the Board	This policy supports proposals requesting that companies make efforts to seek more women and minorities to serve on their boards. Gender and ethnic diversity brings different perspectives to boards, which, in turn, can lead to improved corporate performance.

Increasing Authorized Common Stock	Increasing the number of shares of a company’s common stock should be based upon a persuasive justification for the increase. Providing adequate shares for a stock split is justification for an increase whereas additional shares to implement an anti-takeover defense probably do not justify such an increase.

Blank-Check Preferred Stock	We oppose requests that authorize blank check preferred stock – that is, preferred stock that includes broad powers granted to directors to establish voting, dividend and other rights without shareholder review.

Reincorporation	We generally vote in favor of reincorporation in another jurisdiction so long as there is sound justification for doing so and there is no significant diminution of corporate governance, management accountability or workers’ rights. With respect to reincorporating to an offshore jurisdiction, we look closely at the company’s rationale for such action. Enhancement of shareholder value through tax savings as a result of reincorporating offshore is only one of several factors that are considered when supporting or opposing a proposal to reincorporate.

Shareholder Rights Plans (Poison Pills)	Shareholder Rights Plans, typically known as “Poison Pills,” take the form of rights or warrants issued to shareholders and are triggered when a potential acquiring stockholder reaches a certain threshold of ownership. When triggered, poison pills generally allow shareholders to purchase shares from, or sell shares back to, the target company and/or the potential acquirer at a price far out of line with the fair market value. Depending on the type of pill, the triggering event can either transfer wealth from the target company or dilute the equity holdings of current shareholders. Poison pills insulate management from the threat of change in control and provide the target board with veto power over takeover bids. Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans.

This policy on Poison Pills focuses on whether management puts the Poison Pill to a periodic vote of the shareholders, and whether acquisition attempts thwarted by the pill could be detrimental to the long-term interests of plan beneficiaries. Unless specific circumstances, which serve the long-term interests of plan beneficiaries, are best served, this policy generally opposes poison pills.

10

Board Size & Compensation	The voting fiduciary should consider voting in favor of changing the board size when there is a satisfactory justification for doing so.

Supermajority Voting Requirements	When considering a vote in favor of supermajority voting, consider that these special voting requirements could be used to entrench management or favor a minority shareholder group.

Dual Class Voting	The voting fiduciary should consider the principle of one share – one vote when voting on such a proposal. Its impact on share value and the creation of unequal voting rights should be considered.

Cumulative Voting

Most corporations provide that shareholders are entitled to cast one vote for each share owned. Under a Cumulative Voting scheme the shareholder is permitted to have one vote per share for each Director to be elected. Shareholders are permitted to apportion those votes in any manner they wish among the Director candidates. Shareholders have the opportunity to elect a minority shareholder to a board not controlled by a majority shareholder through cumulative voting, thereby ensuring representation for all sizes of shareholders. Shareholders need to have flexibility in supporting candidates for a company’s board of directors. This is the only mechanism that minority shareholders can use to be represented on a company’s board.

Cumulative voting is a method for obtaining minority shareholder representation on a Board of Directors and is a way of obtaining Board independence from management and thus, should generally be supported.

Shareholders’ Right to Call Special Meetings	In considering this issue, we weigh the importance of shareholders’ need to raise important issues against the potential for facilitating changes in control at the company.

Approving Other Business	Granting management the authority to approve other business gives management broad authority to act without prior shareholder approval and should be generally opposed.

Equal Access to the Proxy	Proposals that give shareholders the same ability as management to state their views on contested proxy issues enhances corporate accountability. Therefore, proposals advocating equal access to the proxy should be supported.

Fair-Price Provisions	Fair price provisions help guard against two-tiered tender offers, in which a raider offers a substantially higher cash bid for an initial and often controlling stake in a company and then offers a lower price for the remaining shares. The coercive pressures associated with two-tiered offers may force shareholders to tender their holdings before they have considered all relevant facts. These provisions guarantee an equal price for all shareholders and should be supported.

11

PART C

To the Registration Statement of

Managers AMG Funds (the “Trust”)

Item 23.	Exhibits.

Exhibit No.	Description
a.1	Master Trust Agreement dated June 18, 1999. (i)

a.2	Amendment No. 1 to Master Trust Agreement. (ii)

a.3	Amendment No. 2 to Master Trust Agreement. (ii)

a.4	Amendment No. 3 to Master Trust Agreement. (iv)

a.5	Amendment No. 4 to Master Trust Agreement. (iv)

a.6	Amendment No. 5 to Master Trust Agreement. (v)

a.7	Amendment No. 6 to Master Trust Agreement. (vi)

a.8	Amendment No. 7 to Master Trust Agreement. (ix)

a.9	Amendment No. 8 to Master Trust Agreement. (xi)

a.10	Amendment No. 9 to Master Trust Agreement. (xii)

a.11	Amendment No. 10 to Master Trust Agreement. (xvi)

a.12	Amendment No. 10 [sic] to Master Trust Agreement, to be filed by amendment.

a.13	Amendment No. 11 to Master Trust Agreement. (xviii)

a.14	Amendment No. 13 to Master Trust Agreement, to be filed by amendment.

a.15	Amendment No. 14 to Master Trust Agreement, to be filed by amendment.

a.16	Amendment No. 15 to Master Trust Agreement, to be filed by amendment.

b.	By-Laws of the Trust dated June 18, 1999. (i)

c.	Sections 4.2(d), 4.2(e), 4.2(f), 4.2(i), 4.2(j), 4.2(k), 4.2(m), 4.6, 6.3, 6.5, 6.6, 7.1, 7.2 and 7.3 and Article V of the Master Trust Agreement are included in Exhibit a. (i)

d.1	Investment Management Agreement between the Registrant and Managers Investment Group LLC (formerly, The Managers Funds LLC) (“Managers”), dated as of October 19, 1999. (ii)

d.2	Sub-Advisory Agreement between Managers and Essex Investment Management Company, LLC with respect to the Essex Aggressive Growth Fund, dated as of October 19, 1999. (ii)

d.3	Form of Letter Agreement to Investment Management Agreement between the Registrant and Managers with respect to the Rorer Large-Cap Fund. (vi)

d.4	Form of Sub-Advisory Agreement between Managers and Rorer Asset Management, LLC with respect to the Rorer Large-Cap Fund dated December 5, 2001. (vi)

d.5	Form of Letter Agreement to Investment Management Agreement between the Registrant and Managers with respect to the Systematic Value Fund. (ix)

d.6	Form of Sub-Advisory Agreement between Managers and Systematic Financial Management, L.P. with respect to the Systematic Value Fund. (ix)

d.7	Form of Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to the Essex Small/Micro Cap Growth Fund (formerly, Burridge Small Cap Growth Fund). (xi)

1

d.8	Form of Sub-Advisory Agreement between Managers and Essex Investment Management Company, LLC with respect to Essex Small/Micro Cap Growth Fund, to be filed by amendment.

d.9	Form of Letter Agreement to the Investment Management Agreement between the Registrant and Managers with respect to Essex Large Cap Growth Fund. (xiii)

d.10	Form of Sub-Advisory Agreement between Managers and Essex Investment Management Company, LLC with respect to Essex Large Cap Growth Fund. (xiii)

d.11	Form of Investment Advisory Agreement between the Registrant and Managers with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xvi)

d.12	Form of Subadvisory Agreement between Managers and TimesSquare Capital Management, LLC with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xvi)

e.1	Distribution Agreement between the Registrant and Managers Distributors, Inc., dated April 1, 2001. (viii)

e.2	Intentionally omitted.

e.3	Intentionally omitted.

e.4	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (vi)

e.5	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to Essex Aggressive Growth Fund and Systematic Value Fund. (ix)

e.6	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to the Burridge Small Cap Growth Fund. (xi)

e.7	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to Essex Large Cap Growth Fund. (xiii)

e.8	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to TimesSquare Mid Cap Growth Fund. (xvi)

e.9	Form of Letter Agreement to the Distribution Agreement between the Registrant and Managers Distributors, Inc. relating to Systematic Value Fund and Essex Small/Micro Cap Growth Fund, to be filed by amendment.

f.	Not applicable.

g.	Custodian Agreement between the Registrant and The Bank of New York. (xii)

h.1	Form of Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to TimesSquare Mid Cap Growth Fund. (xvi)

h.2	Form of Administration Agreement between the Registrant and Managers with respect to each of TimesSquare Small Cap Growth Fund and TimesSquare Mid Cap Growth Fund. (xvi)

h.3	Form of Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to TimesSquare Small Cap Growth Fund. (xvii)

h.4	Transfer Agency and Service Agreement between the Registrant and PFPC, Inc. (xviii)

h.5	Form of Expense Limitation and Recoupment Agreement between the Registrant and Managers with respect to Systematic Value Fund and Essex Small/Micro Cap Growth Fund, to be filed by amendment.

i.1	Opinion and Consent of Goodwin Procter LLP with respect to the Investor and Institutional Class shares of the Essex Aggressive Growth Fund. (x)

i.2	Opinion and Consent of Goodwin Procter LLP with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (vi)

2

i.3	Opinion and Consent of Goodwin Procter LLP with respect to the Systematic Value Fund. (ix)

i.4	Opinion and Consent of Goodwin Procter LLP with respect to the Burridge Small Cap Growth Fund. (xi)

i.5	Opinion and Consent of Goodwin Procter LLP with respect to Essex Large Cap Growth Fund. (xiii)

i.6	Opinion and Consent of Goodwin Procter LLP with respect to TimesSquare Mid Cap Growth Fund. (xvi)

i.7	Opinion and Consent of Goodwin Procter LLP with respect to TimesSquare Small Cap Growth Fund. (xvii)

i.8	Opinion and Consent of Ropes & Gray LLP with respect to Systematic Value Fund and Essex Small/Micro Cap Growth Fund, to be filed by amendment.

j.	Consents of PricewaterhouseCoopers LLC, to be filed by amendment

k.	Not Applicable.

l.1	Power of Attorney for the Trustees of the Registrant. (xix)

l.2	Power of Attorney for Peter M. Lebovitz and Donald S. Rumery. (xiii)

l.3	Power of Attorney for Bruce Aronow. (xix)

m.1	Plan of Distribution Pursuant to Rule 12b-1, dated as of October 15, 1999. (ii)

m.2	Addendum to Plan of Distribution Pursuant to Rule 12b-1 with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (vi)

m.3	Addendum to Plan of Distribution Pursuant to Rule 12b-1 with respect to Systematic Value Fund and Essex Small/Micro Cap Growth Fund, to be filed by amendment.

n.1	Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to Essex Aggressive Growth Fund. (viii)

n.2	Revised Schedule A to Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3. (ix)

n.3	Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to TimesSquare Small Cap Fund and TimesSquare Mid Cap Fund. (xvi)

n.4	Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to Systematic Value Fund and Essex Small/Micro Cap Growth Fund, to be filed by amendment.

p.1	Code of Ethics of Managers AMG Funds, filed herewith.

p.2	Code of Ethics of Managers and Managers Distributors, Inc. (vii)

p.3	Code of Ethics of Systematic Financial Management, L.P. (ix)

p.4	Code of Ethics of TimesSquare Capital Management, LLC. (xvi)

p.5	Code of Ethics of Essex Investment Management Company, LLC (xviii)

p.6	Code of Ethics of Rorer Asset Management, LLC (xviii)

(i)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed August 6, 1999).

(ii)	Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 21, 1999).

(iii)	Filed as an exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed September 15, 2000).

3

(iv)	Filed as an exhibit to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed November 14, 2000).

(v)	Filed as an exhibit to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed February 20, 2001).

(vi)	Filed as an exhibit to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 5, 2001).

(vii)	Filed as an exhibit to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 19, 2001).

(viii)	Filed as an exhibit to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 31, 2001).

(ix)	Filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 17, 2002).

(x)	Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 30, 2002), under the same exhibit number.

(xi)	Filed as an exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed April 11, 2002).

(xii)	Filed as an exhibit to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed January 31, 2003).

(xiii)	Filed as an exhibit to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed April 29, 2003).

(xiv)	Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed March 1, 2004).

(xv)	Filed as an exhibit to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed October 1, 2004).

(xvi)	Filed as an exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 10, 2004).

(xvii)	Filed as an exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed December 23, 2004).

(xviii)	Filed as an exhibit to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A, Registration No. 333-84639 (filed March 1, 2005).

(xix)	Filed as an exhibit to the Registration Statement of Managers Trust II on Form N-1A, Registration Nos. 033-43089 and 811-06431 (filed August 1, 2005).

Item 24.	Persons Controlled by or Under Common Control with Registrant.

None.

Item 25.	Indemnification.

Under Article VI of the Registrant’s Master Trust Agreement, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant (“Covered Person”) shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office (“Disabling Conduct”); or (iii) a determination is made to indemnify the Covered Person under procedures

4

approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the Investment Company Act of 1940, as amended (the “1940 Act”). Said Article VI further provides that the Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Registrant.

Item 26.	Business and Other Connections of Investment Adviser.

Managers Investment Group LLC (f/k/a The Managers Funds LLC) (“Managers”), a registered investment adviser, serves as investment manager to the Trust. Managers is an indirect, wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”) and AMG serves as its Managing Member. Managers serves as an investment manager to investment companies registered under the 1940 Act and to various separate accounts. Managers also provides non-discretionary back office, trading execution and support, administrative and/or marketing services to affiliated entities in connection with such entities’ provision of advisory services to or through various investment products and programs. The business and other connections of the officers and directors of Managers Investment Group LLC, are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of this Form ADV is 801-56365.

Essex Investment Management Company, LLC (“Essex”) serves as Subadvisor to the Essex Aggressive Growth Fund, Essex Large Cap Growth Fund, and Essex Small/Micro Cap Growth Fund. AMG owns a majority interest in Essex. Essex is the successor firm to Essex Investment Management Company, Inc., which was formed in 1976. The business and other connections of the officers and directors of Essex are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-12548.

Rorer Asset Management, LLC (“Rorer”) serves as Subadvisor to the Rorer Large-Cap Fund and to the Rorer Mid-Cap Fund. AMG owns a majority interest in Rorer. Rorer is the successor firm to Rorer Asset Management Company, L.P., which was formed in 1978. The business and other connections of the officers and directors of Frontier are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-56110.

Systematic Financial Management, L.P. (“Systematic”) serves as Subadvisor to the Systematic Value Fund. AMG owns a majority interest in Systematic. Systematic was formed in 1983. The business and other connections of the officers and directors of Systematic are listed in Schedules A and D of its Form ADV as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-48908.

TimesSquare Capital Management, LLC (“TimesSquare”) serves as Subadvisor to the TimesSquare Mid Cap Growth Fund and the TimesSquare Small Cap Growth Fund. AMG owns a controlling interest in TimesSquare. TimesSquare was formed in 2004. The business and other connections of the officers and directors of TimesSquare are listed on Schedules A and D of its Form ADV as currently on file with the Commission, the text of which schedules are hereby incorporated herein by reference. The file number of said Form ADV is 801-63492.

5

Item 27.	Principal Underwriters.

(a)	Managers Distributors, Inc. acts as principal underwriter for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for The Managers Funds, Managers Trust I and Managers Trust II.

(b)	The following information relates to the directors, officers and partners of Managers Distributors, Inc.:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Nathaniel Dalton c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

Daniel J. Shea c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

John Kingston, III c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director and Secretary	None

Peter M. Lebovitz c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	President	President

Donald S. Rumery c/o Managers Investment Group LLC 800 Connecticut Avenue Norwalk, Connecticut 06854	Treasurer	Treasurer and Principal Accounting Officer

(c)	Not applicable.

Item 28.	Location of Accounts and Records.

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be kept by the Registrant at the following offices:

(1)	At the offices of the Registrant at 800 Connecticut Avenue, Norwalk, Connecticut 06854 and at the offices of the Custodian, The Bank of New York, 2 Hanson Place, Brooklyn, New York 11217 and at the offices of PFPC, Inc., 670 Moore Road, King of Prussia, Pennsylvania 19406.

(2)	Essex Investment Management Company, LLC, 125 High Street, Boston MA 02110.

(3)	Rorer Asset Management, LLC, 161 Washington Street, Ste 1500, Conshohocken, PA 19428.

(4)	Systematic Financial Management, L.P., 300 Frank W. Burr Blvd., Glenpointe East, 7th Floor, Teaneck, NJ 07666.

(5)	TimesSquare Capital Management, LLC, Four Times Square, 25th Floor, New York, NY 10036-9998.

6

Item 29.	Management Services.

There are no management-related service contracts other than the Investment Management Agreement relating to management services described in Parts A and B.

Item 30.	Undertakings.

Not applicable.

7

SIGNATURES

Pursuant to the requirements of the Investment Company Act, Managers AMG Funds has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk and State of Connecticut, on the 29th day of December, 2005.

MANAGERS AMG FUNDS

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ Jack W. Aber* Jack W. Aber	Trustee	December 29, 2005

/s/ William E. Chapman, II* William E. Chapman, II	Trustee	December 29, 2005

/s/ Edward J. Kaier* Edward J. Kaier	Trustee	December 29, 2005

/s/ William J. Nutt* William J. Nutt	Trustee	December 29, 2005

/s/ Steven J. Paggioli* Steven J. Paggioli	Trustee	December 29, 2005

/s/ Thomas R. Schneeweis* Thomas R. Schneeweis	Trustee	December 29, 2005

/s/ Eric Rakowski* Eric Rakowski	Trustee	December 29, 2005

/s/ Peter M. Lebovitz* Peter M. Lebovitz	Trustee and President (Principal Executive Officer)	December 29, 2005

/s/ Bruce M. Aronow* Bruce M. Aronow	Chief Financial Officer (Principal Financial Officer)	December 29, 2005

/s/ Donald S. Rumery Donald S. Rumery	Treasurer (Principal Accounting Officer)	December 29, 2005

*By:	/s/ Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference
Date: December 29, 2005

Exhibit Index

Exhibit Letter	Exhibit Name

p.1	Code of Ethics of Managers AMG Funds